UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSR

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-03111
                                   811-21301

Name of Fund:  CMA Tax-Exempt Fund
               Master Tax-Exempt Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Tax-Exempt Fund and Master Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/07

Date of reporting period: 04/01/06 - 03/31/07

Item 1 - Report to Stockholders


Annual Report
March 31, 2007


CMA Tax-Exempt Fund


This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.



CMA Tax-Exempt Fund
P.O. Box 9011
Princeton, NJ 08543-9011


(GO PAPERLESS... logo)
It's Fast, Convenient, & Timely!



CMA Tax-Exempt Fund


Portfolio Holdings*


Put Bonds--3.1%
Fixed Rate Notes--8.9%
Tax-Exempt Commercial Paper--9.0%
Variable Rate Demand Obligations--79.0%

 * Based on total market value of Master Tax-Exempt Trust as of March 31, 2007. Investments are valued at amortized cost, which approximates market value.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



A Letter to Shareholders


Dear Shareholder

For most financial markets, 2007 opened just as 2006 ended - on a positive trajectory. At the end of February and into March, however, global equity markets registered their first significant decline since last summer. The market jitters were triggered by a significant setback in the Chinese market and were exacerbated by several concerns, notably a weakening economy, some disappointing corporate earnings announcements, escalating geopolitical concerns in the Middle East and increasing delinquencies in the subprime mortgage market. Despite the recent spate of volatility, underlying stock market fundamentals appear quite sound, supported by a generally favorable global economic backdrop, tame inflation, relatively low interest rates and attractive valuations.

Not unlike the equity market, the bond market also has seen volatility recently as observers have attempted to interpret mixed economic signals. A bond market rally late last year reversed itself early in 2007 as economic data strengthened. Prices improved (and yields fell) again in February as equities struggled, but retrenched slightly in March. Notably, the Treasury curve remained inverted for much of 2006 and into 2007. The 30-year Treasury yield stood at 4.84% at the end of March 2007, while the one-month Treasury offered the highest yield on the curve at 5.07%.

For its part, the Federal Reserve Board (the Fed) has left the target short-term interest rate on hold at 5.25% since first pausing in its interest rate-hiking campaign on August 8, 2006. Although the central bankers continue to express concern about potential inflationary pressures, they also have made reference to signs of economic weakness in their public statements. Most observers expect the Fed to keep interest rates on hold for now.

Notwithstanding some recent volatility, most major market indexes managed to post positive returns for the annual and semi-annual reporting periods ended March 31, 2007:


Total Returns as of March 31, 2007                                            6-month        12-month
U.S. equities (Standard & Poor's 500 Index)                                    + 7.38%        +11.83%
Small cap U.S. equities (Russell 2000 Index)                                   +11.02         + 5.91
International equities (MSCI Europe, Australasia, Far East Index)              +14.85         +20.20
Fixed income (Lehman Brothers Aggregate Bond Index)                            + 2.76         + 6.59
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                 + 1.93         + 5.43
High yield bonds (Credit Suisse High Yield Index)                              + 7.59         +11.82


If recent market movements are any guide, 2007 could be a year of enhanced market volatility. As you navigate the uncertainties of the financial markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more reflection on the markets, please ask your financial professional for the latest issue of "What's Ahead in 2007: First Quarter Update," or view it online at www.blackrock.com/funds. We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
Fund/Trust President and Trustee



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on October 1, 2006 and held through March 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.



                                                                                                  Expenses Paid
                                                              Beginning            Ending       During the Period*
                                                            Account Value      Account Value     October 1, 2006
                                                              October 1,         March 31,         to March 31,
                                                                 2006               2007               2007
Actual

CMA Tax-Exempt Fund                                             $1,000           $1,015.10            $2.81

Hypothetical (5% annual return before expenses)**

CMA Tax-Exempt Fund                                             $1,000           $1,022.11            $2.82

* Expenses are equal to the Fund's annualized expense ratio of .56%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the
   Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master trust in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007


Statement of Assets and Liabilities                                                                           CMA Tax-Exempt Fund

As of March 31, 2007
Assets

       Investment in Master Tax-Exempt Trust (the "Trust"), at value
       (identified cost--$9,260,701,553)                                                                          $ 9,260,701,553
       Prepaid expenses                                                                                                   521,736
                                                                                                                  ---------------
       Total assets                                                                                                 9,261,223,289
                                                                                                                  ---------------

Liabilities

       Payables:
           Administrator                                                                       $     1,926,587
           Distributor                                                                               1,362,736          3,289,323
                                                                                               ---------------
       Accrued expenses and other liabilities                                                                             304,775
                                                                                                                  ---------------
       Total liabilities                                                                                                3,594,098
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $ 9,257,629,191
                                                                                                                  ===============

Net Assets Consist of

       Shares of beneficial interests, $.10 par value, unlimited number of shares authorized                      $   925,953,505
       Paid-in capital in excess of par                                                                             8,332,611,491
       Accumulated realized capital losses allocated from the Trust--net                                                (935,805)
                                                                                                                  ---------------
       Net Assets--Equivalent to $1.00 per share based on 9,259,535,047 shares of beneficial
       interests outstanding                                                                                      $ 9,257,629,191
                                                                                                                  ===============

       See Notes to Financial Statements.



Statement of Operations                                                                                       CMA Tax-Exempt Fund

For the Year Ended March 31, 2007
Investment Income

       Interest from affiliates                                                                                   $         3,362
       Net investment income allocated from the Trust:
           Interest and amortization of premium and discount earned                                                   311,783,148
           Expenses                                                                                                  (13,017,813)
                                                                                                                  ---------------
       Total income                                                                                                   298,768,697
                                                                                                                  ---------------

Expenses

       Administration fees                                                                     $    21,794,326
       Distribution fees                                                                            10,816,176
       Transfer agent fees                                                                           1,469,838
       Registration fees                                                                               875,431
       Printing and shareholder reports                                                                114,318
       Professional fees                                                                                69,281
       Other                                                                                            22,760
                                                                                               ---------------
       Total expenses                                                                                                  35,162,130
                                                                                                                  ---------------
       Investment income--net                                                                                         263,606,567
                                                                                                                  ---------------

Realized Gain Allocated from the Trust--Net

       Realized gain on investments--net                                                                                  789,164
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $   264,395,731
                                                                                                                  ===============

       See Notes to Financial Statements.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007


Statements of Changes in Net Assets                                                                           CMA Tax-Exempt Fund

                                                                                                     For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                                     2007              2006
Operations

       Investment income--net                                                                 $    263,606,567   $    192,840,950
       Realized gain (loss)--net                                                                       789,164          (386,763)
                                                                                              ----------------   ----------------
       Net increase in net assets resulting from operations                                        264,395,731        192,454,187
                                                                                              ----------------   ----------------

Dividends to Shareholders

       Dividends to shareholders from investment income--net                                     (263,606,567)      (192,840,950)
                                                                                              ----------------   ----------------

Beneficial Interests Transactions

       Net proceeds from sale of shares                                                         48,483,788,131     42,771,723,313
       Value of shares issued to shareholders in reinvestment of dividends                         263,607,070        192,841,208
                                                                                              ----------------   ----------------
       Total shares issued                                                                      48,747,395,201     42,964,564,521
       Cost of shares redeemed                                                                (48,251,663,564)   (43,232,343,557)
                                                                                              ----------------   ----------------
       Net increase (decrease) in net assets derived from beneficial interests transactions        495,731,637      (267,779,036)
                                                                                              ----------------   ----------------

Net Assets

       Total increase (decrease) in net assets                                                     496,520,801      (268,165,799)
       Beginning of year                                                                         8,761,108,390      9,029,274,189
                                                                                              ----------------   ----------------
       End of year                                                                            $  9,257,629,191   $  8,761,108,390
                                                                                              ================   ================

       See Notes to Financial Statements.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007


Financial Highlights                                                                                          CMA Tax-Exempt Fund

The following per share data and ratios have been derived                      For the Year Ended March 31,
from information provided in the financial statements.         2007         2006           2005           2004       2003++++++
Per Share Operating Performance

Net asset value, beginning of year                       $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ------------   ------------   ------------   ------------   ------------
Investment income--net                                            .03            .02            .01            .01            .01
Realized gain (loss)--net                                      --++++           --++           --++           --++           --++
                                                         ------------   ------------   ------------   ------------   ------------
Total from investment operations                                  .03            .02            .01            .01            .01
                                                         ------------   ------------   ------------   ------------   ------------
Less dividends from investment income--net                      (.03)          (.02)          (.01)          (.01)          (.01)
                                                         ------------   ------------   ------------   ------------   ------------
Net asset value, end of year                             $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ============   ============   ============   ============   ============
Total investment return                                         3.05%          2.24%           .93%           .54%           .93%
                                                         ============   ============   ============   ============   ============

Ratios to Average Net Assets*

Expenses                                                         .55%           .55%           .55%           .55%           .55%
                                                         ============   ============   ============   ============   ============
Investment income and realized gain (loss)--net                 3.03%          2.21%           .91%           .55%           .93%
                                                         ============   ============   ============   ============   ============

Supplemental Data

Net assets, end of year (in thousands)                   $  9,257,629   $  8,761,108   $  9,029,274   $  9,522,055   $ 10,587,794
                                                         ============   ============   ============   ============   ============

        * Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain (loss)--net.

       ++ Amount is less than $(.01) per share.

     ++++ Amount is less than $.01 per share.

   ++++++ On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level.
          This structure is sometimes called a "master/feeder" structure.

          See Notes to Financial Statements.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Notes to Financial Statements                               CMA Tax-Exempt Fund


1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Tax-Exempt Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Trust owned by the Fund at March 31, 2007 was 91.3%. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional Fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

(g) Recent accounting pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Notes to Financial Statements (concluded)                   CMA Tax-Exempt Fund


2. Investment Advisory Agreement and Transactions with Affiliates:
On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On September 15, 2006, the shareholders of the Fund approved a new Investment Advisory Agreement for the Trust with BlackRock Advisors, Inc., an indirect, wholly owned subsidiary of BlackRock, Inc., which was reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The Investment Advisory Agreement became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Trust's manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"). The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Prior to September 29, 2006, FAM acted as the Fund's administrator and was compensated at the same fee rate.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Fund, for shareholders whose Fund accounts are serviced by MLPF&S financial advisors, whether maintained through MLPF&S or directly with the Fund's transfer agent. The distribution fee is to compensate MLPF&S for providing, or arranging for the provision of, shareholder services and sales and promotional activities and services with respect to shares of the Fund. For the year ended March 31, 2007, MLPF&S earned $10,816,176 under the Shareholder Servicing Plan.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch, is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Prior to September 29, 2006, certain officers and/or trustees of the Fund were officers and/or directors of MLIM, FAM, PSI, and/or Merrill Lynch.

Commencing September 29, 2006, certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Beneficial Interests Transactions:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2007 and March 31, 2006 was as follows:


                                           3/31/2007          3/31/2006
Distributions paid from:
  Tax-exempt income                  $   263,606,567    $   192,840,950
                                     ---------------    ---------------
Total distributions                  $   263,606,567    $   192,840,950
                                     ===============    ===============


As of March 31, 2007, there were no significant differences between book and tax components of net assets.


5. Capital Loss Carryforward:
On March 31, 2007, the Fund had a net capital loss carryforward of $935,805, all of which expires in 2014. This amount will be available to offset like amounts of any future taxable gains.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Report of Independent Registered Public Accounting Firm     CMA Tax-Exempt Fund


To the Shareholders and Board of
Trustees of CMA Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities of CMA Tax-Exempt Fund as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Tax-Exempt Fund as of March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2007



Important Tax Information (unaudited)


All of the net investment income distributions paid by CMA Tax-Exempt Fund during the taxable year ended March 31, 2007 qualify as tax-exempt interest dividends for federal income tax purposes.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Schedule of Investments as of March 31, 2007            Master Tax-Exempt Trust

                                                                 (in Thousands)

      Face
    Amount   Municipal Bonds                                              Value

Alabama--2.1%

  $ 55,000   Alabama, HFA, S/F Mortgage Revenue Bonds,
               VRDN, AMT, Series H, 3.80% due 6/01/2009 (j)          $   55,000
     3,995   Birmingham, Alabama, Waterworks and Sewer
               Board, Water and Sewer Revenue Refunding
               Bonds, PUTTERS, VRDN, Series 1737, 3.72%
               due 1/01/2015 (a)(j)(p)                                    3,995
    20,000   Columbia, Alabama, IDB, Revenue Bonds (Alabama
               Power Company Project), VRDN, AMT, 3.76%
               due 11/01/2021 (j)                                        20,000
    11,950   Daphne, Alabama, Special Care Facilities Financing
               Authority, Revenue Refunding Bonds (Presbyterian),
               VRDN, Series B, 3.70% due 8/15/2023 (a)(j)                11,950
     1,000   Decatur, Alabama, IDB, Environmental Facilities Revenue
               Bonds (BP Amoco Chemical Company Project), VRDN,
               AMT, 3.70% due 11/01/2035 (j)                              1,000
     4,255   Eagle Tax-Exempt Trust, Birmingham, Alabama, Water
               and Sewer, VRDN, Series 2002-6009, Class A, 3.72%
               due 1/01/2043 (f)(j)                                       4,255
             Eagle Tax-Exempt Trust, Jefferson County, Alabama,
               Sewer Revenue Refunding Bonds, VRDN,
               Series 2002 (b)(j):
     7,835      Class 6015, 3.72% due 2/01/2032                           7,835
     3,000      Class 6016, 3.72% due 2/01/2038                           3,000
    89,455   Jefferson County, Alabama, Limited Obligation
               School Warrants, VRDN, Series B, 3.67%
               due 1/01/2027 (a)(j)                                      89,455
     5,000   Jefferson County, Alabama, Sewer Revenue Refunding
               Bonds, VRDN, Series C-6, 3.67% due 2/01/2040 (j)(n)        5,000
     8,100   Lehman Municipal Trust Receipts, Alabama Housing
               Finance Authority, FLOATS, VRDN, Series 2006-K41,
               3.75% due 10/01/2037 (j)(o)                                8,100


Alaska--0.8%

    19,400   Alaska Industrial Development and Export Authority
               Revenue Bonds, ROCS, VRDN, Series II-R-320, 3.71%
               due 4/01/2034 (e)(j)(p)                                   19,400
     2,205   Anchorage, Alaska, Electric Utility Revenue Refunding
               Bonds, PUTTERS, VRDN, Series 1128, 3.72%
               due 6/01/2013 (f)(j)(p)                                    2,205
     6,200   Anchorage, Alaska, GO, PUTTERS, VRDN, Series 552,
               3.72% due 6/01/2012 (f)(j)(p)                              6,200
             Valdez, Alaska, Marine Terminal Revenue Refunding
               Bonds (ConocoPhillips Company Project), VRDN (j):
     3,580      3.77% due 5/01/2007                                       3,580
    49,650      Series C, 3.68% due 6/01/2007                            49,650



      Face
    Amount   Municipal Bonds                                              Value

Arizona--1.7%

  $ 33,000   Apache County, Arizona, IDA, IDR (Tucson Electric
               Power Co.), VRDN, Series 83-A, 3.65%
               due 12/15/2018 (j)                                    $   33,000
             Arizona Health Facilities Authority, Revenue
               Refunding Bonds (Banner Health System),
               VRDN (j):
     4,970      Series A, 3.65% due 1/01/2029 (f)                         4,970
     4,390      Series C, 3.62% due 1/01/2035 (b)                         4,390
    49,055   Clipper Tax-Exempt Certificates Trust, Arizona,
               Revenue Bonds, VRDN, Series 2007-1,
               3.70% due 2/01/2020 (j)                                   49,055
    10,000   Maricopa County, Arizona, IDA, Health Facilities
               Revenue Bonds, PUTTERS, VRDN, Series 420, 3.71%
               due 1/01/2010 (j)(p)                                      10,000
     7,526   Maricopa County, Arizona, IDA, S/F Mortgage Revenue
               Bonds, FLOATS, VRDN, AMT, Series 1165, 3.70%
               due 2/01/2008 (j)                                          7,526
    20,000   McAllister Academic Village, LLC, Arizona, Revenue
               Bonds (Arizona State University Project), VRDN,
               Series A, 3.63% due 7/01/2045 (a)(j)                      20,000
    39,630   Morgan Keegan Municipal Products, Inc., Maricopa
               County, Arizona, IDA, VRDN, AMT, Series A, 3.75%
               due 2/02/2009 (j)                                         39,630
             Phoenix, Arizona, Civic Improvement Corporation,
               State of Arizona Distribution Revenue Bonds,
               VRDN (b)(j)(p):
     2,400      PUTTERS, Series 1306, 3.71% due 1/01/2026                 2,400
     4,775      TOCS, Series Z-11, 3.71% due 5/08/2034                    4,775
     4,080   Phoenix, Arizona, IDA, Government Office Lease
               Revenue Refunding Bonds, PUTTERS, VRDN,
               Series 1119, 3.70% due 9/15/2013 (a)(j)(p)                 4,080


Arkansas--1.0%

     7,800   Arkansas State Development Finance Authority,
               M/F Housing Revenue Bonds (Chapelridge
               Benton Project), VRDN, AMT, Series C, 3.73%
               due 6/01/2032 (j)                                          7,800
    50,595   Arkansas State Development Finance Authority,
               S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
               Series 1139, 3.72% due 2/01/2008 (j)                      50,595
             Morgan Keegan Municipal Products, Inc., Arkansas
               State Development Finance Authority, VRDN (j):
    20,595      AMT, Series D, 3.75% due 2/01/2010                       20,595
     1,990      S/F Mortgage Revenue Bonds, Series C, 3.75%
                due 6/01/2011                                             1,990



Portfolio Abbreviations for Master Tax-Exempt Trust


ACES (SM)  Adjustable Convertible Extendible Securities
AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Exempt Receipts Liquidity
           Optional Tenders
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
TOCS       Tender Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

      Face
    Amount   Municipal Bonds                                              Value

Arkansas (concluded)

  $  9,000   North Little Rock, Arkansas, Health Facilities Board,
               Health Care Revenue Bonds (Baptist Health), VRDN,
               Series B, 3.68% due 12/01/2021 (f)(j)                  $   9,000
    10,685   University of Arkansas, University Revenue Bonds,
               FLOATS, VRDN, Series 1397, 3.69%
               due 11/01/2036 (a)(j)                                     10,685


California--1.1%

     2,184   California Health Facilities Financing Authority
               Revenue Bonds, FLOATS, VRDN, Series 591, 3.69%
               due 3/01/2014 (f)(j)                                       2,184
    17,500   California State Economic Recovery, GO, FLOATS,
               VRDN, Series L27, 3.67% due 7/01/2017 (j)                 17,500
     8,020   California State, GO, MERLOTS, VRDN, Series B-45,
               3.67% due 10/01/2029 (j)(p)                                8,020
     3,430   California Statewide Communities Development
               Authority, M/F Housing Revenue Bonds, FLOATS,
               VRDN, Series 54TP, 3.75% due 1/01/2049 (j)                 3,430
    30,485   Los Angeles, California, S/F Home Mortgage Revenue
               Bonds, VRDN, AMT, 4.52% due 10/01/2040 (j)                30,485
    50,040   Morongo Band of Mission Indians, California, Revenue
               Bonds, VRDN, 3.73% due 12/01/2019 (j)                     50,040
     4,800   San Francisco, California, City and County Airport
               Commission, International Airport Revenue Refunding
               Bonds, VRDN, Second Series, Issue 33J, 3.43%
               due 5/01/2026 (j)(n)                                       4,800


Colorado--2.1%

     7,705   Adams County, Colorado, School District Number 012,
               GO, ROCS, VRDN, Series II-R-1045, 3.71%
               due 12/15/2022 (e)(j)(p)                                   7,705
     3,190   Colorado Department of Transportation Revenue Bonds,
               ROCS, VRDN, Series II-R-4046, 3.71%
               due 12/15/2016 (a)(j)(p)                                   3,190
     9,990   Colorado Department of Transportation Revenue
               Refunding Bonds, PUTTERS, VRDN, Series 318,
               3.70% due 6/15/2015 (f)(j)(p)                              9,990
             Colorado Educational and Cultural Facilities Authority,
               Revenue Refunding Bonds (National Jewish Federation
               Bond Program Project), VRDN (j):
    23,510      Series A-1, 3.71% due 9/01/2033                          23,510
    11,180      Series A-6, 3.71% due 2/01/2025                          11,180
    24,335      Series A-8, 3.71% due 9/01/2035                          24,335
    16,515      Series C-1, 3.71% due 9/01/2035                          16,515
     3,640   Colorado Health Facilities Authority, Revenue Refunding
               Bonds (Catholic Health Initiatives), VRDN, Series B-1,
               3.67% due 3/01/2023 (j)                                    3,640
     6,900   Colorado School Mines Development Corporation,
               Revenue Refunding Bonds, VRDN, 3.82%
               due 9/01/2026 (j)                                          6,900
    40,000   Colorado State, General Fund, RAN, 4.50%
               due 6/27/2007                                             40,068
             Denver, Colorado, City and County Airport, Revenue
               Refunding Bonds, VRDN (b)(j):
     9,500      FLOATS, Series 63-TP, 3.69% due 11/15/2025                9,500
     5,805      MERLOTS, AMT, Series  A61, 3.74%
                due 11/15/2012 (p)                                        5,805
     3,031   E-470 Public Highway Authority, Colorado, Revenue
               Bonds, TOCS, VRDN, Series Z-9, 3.71%
               due 10/01/2021 (f)(j)(p)                                   3,031
     2,835   E-470 Public Highway Authority, Colorado, Revenue
               Refunding Bonds, FLOATS, VRDN, Series 997, 3.72%
               due 3/01/2036 (f)(j)                                       2,835



      Face
    Amount   Municipal Bonds                                              Value

Colorado (concluded)

  $  7,200   Eclipse Funding Trust, Solar Eclipse Certificates,
               El Paso County, Colorado, School District, COP,
               VRDN, Series 2006-0101, 3.69% due 12/15/2028 (f)(j)    $   7,200
        98   El Paso County, Colorado, S/F Mortgage Revenue Bonds,
               FLOATS, VRDN, AMT, Series 1136, 3.72%
               due 11/01/2008 (j)                                            98
    14,700   Pitkin County, Colorado, IDR, Refunding (Aspen
               Skiing Company Project), VRDN, Series A, 3.71%
               due 4/01/2016 (j)                                         14,700
    18,200   Platte River Power Authority, Colorado, Electric
               Revenue Refunding Bonds, VRDN, Sub-Lien,
               Series S-1, 3.65% due 6/01/2018 (j)                       18,200
     6,500   University of Colorado Hospital Authority Revenue
               Bonds, ROCS, VRDN, Series II-R-573CE, 3.71%
               due 11/15/2040 (j)(p)                                      6,500


Connecticut--0.2%

    12,725   Connecticut State Health and Educational Facilities
               Authority, Revenue Refunding Bonds (Ascension
               Health Credit), VRDN, Series B, 3.60%
               due 11/15/2029 (j)                                        12,725
     4,960   Eagle Tax-Exempt Trust, Connecticut, GO, VRDN,
               Series 96-0701, 3.70% due 11/15/2007 (j)                   4,960


Delaware--1.4%

             Delaware State EDA Revenue Bonds (Hospital
               Billing and Collection), VRDN (j):
    40,735      Series B, 3.68% due 12/01/2015                           40,735
    65,850      Series C, 3.63% due 12/01/2015                           65,850
             Delaware State Housing Authority Revenue Bonds,
               VRDN (j)(p):
     3,685      MERLOTS, Series B10, 3.74% due 7/01/2031 (f)              3,685
     2,020      ROCS, AMT, Series II-R-359, 3.74%
                due 7/01/2035 (e)(p)                                      2,020
             GS Pool Trust, Delaware, FLOATS, VRDN, AMT (j):
    14,910      Series 1, 3.78% due 6/02/2012                            14,910
    11,960      Series 35TP, 3.78% due 8/01/2049                         11,960
     2,315      Series 56TP, 3.75% due 7/01/2048                          2,315


District of Columbia--0.8%

     4,000   District of Columbia, Ballpark Revenue Bonds,
               PUTTERS, VRDN, Series 1325, 3.70%
               due 2/01/2014 (b)(j)(p)                                    4,000
             District of Columbia, GO, Refunding, VRDN (j):
    17,350      MSTR, Series SGA-62, 3.72% due 6/01/2017 (a)(p)          17,350
    21,000      Series C, 3.67% due 6/01/2026 (b)                        21,000
    16,605   District of Columbia, Hospital Revenue Bonds, FLOATS,
               VRDN, Series 712, 3.69% due 7/15/2019 (b)(j)              16,605
    26,190   District of Columbia, Water and Sewer Authority,
               Public Utility Revenue Bonds, FLOATS, VRDN,
               Series 1125, 3.69% due 10/01/2033 (b)(j)                  26,190


Florida--7.3%

    14,770   Collier County, Florida, Educational Facilities
               Authority, Limited Obligation Revenue Bonds (Ave
               Maria University), VRDN, 3.71% due 10/01/2036 (j)         14,770
    11,680   Collier County, Florida, School Board, COP, ROCS, VRDN,
               Series II-R-7032, 3.71% due 2/15/2024 (e)(j)(p)           11,680
             Eagle Tax-Exempt Trust, Florida State Board of
               Education, GO, VRDN, Class A (j):
    15,500      Series 2005-0057, 3.72% due 6/01/2035                    15,500
     8,000      Series 2005-3013, 3.72% due 6/01/2033                     8,000
    19,730   Eagle Tax-Exempt Trust, South Florida Water Management
               District, COP, VRDN, Series 2006-0136, Class A, 3.72%
               due 10/01/2036 (a)(j)                                     19,730



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

      Face
    Amount   Municipal Bonds                                              Value

Florida (continued)

  $ 11,975   Eclipse Funding Trust, Solar Eclipse Certificates,
               Gainesville, Florida, Utilities System Revenue
               Refunding Bonds, VRDN, Series 2006-0027, 3.69%
               due 10/01/2013 (e)(j)                                  $  11,975
             Florida Gas Utility Revenue Bonds (Gas Supply Project
               Number 2), VRDN (j):
    50,000      Series A-1, 3.65% due 11/01/2026                         50,000
   121,535      Series A-3, 3.63% due 11/01/2026                        121,535
     5,480   Florida Housing Finance Corporation, M/F Mortgage
               Revenue Bonds, ROCS, VRDN, Series II-R-600CE,
               3.74% due 7/01/2043 (j)(p)                                 5,480
    16,176   Florida Local Government Finance Commission,
               CP, 3.64% due 4/09/2007                                   16,176
     3,470   Florida State Board of Education, GO, Refunding, ROCS,
               VRDN, Series II-R-6087, 3.71% due 6/01/2014 (b)(j)(p)      3,470
             Florida State Board of Education, Lottery Revenue
               Bonds, VRDN (j):
     6,220      FLOATS, Series 858, 3.69% due 1/01/2017 (f)               6,220
     2,825      ROCS, Series II-R-4521, 3.71% due 7/01/2020 (b)(p)        2,825
    27,840   Florida State, Revenue Refunding Bonds, MERLOTS,
               VRDN, Series A-22, 3.65% due 7/01/2027 (j)(p)             27,840
     4,100   Gainesville, Florida, Utilities System Revenue Refunding
               Bonds, VRDN, Series C, 3.70% due 10/01/2026 (j)            4,100
     6,000   Highlands County, Florida, Health Facilities Authority,
               Hospital Revenue Refunding Bonds (Adventist Health
               System), VRDN, Series C, 3.68% due 11/15/2021 (j)          6,000
     3,950   Hillsborough County, Florida, Aviation Authority,
               Revenue Refunding Bonds, MERLOTS, VRDN, AMT,
               Series A18, 3.74% due 10/01/2013 (f)(j)(p)                 3,950
    15,000   Jacksonville, Florida, Electric Authority, CP, 3.67%
               due 5/22/2007                                             15,000
    38,825   Jacksonville, Florida, Electric Authority Revenue
               Bonds (Electric System), VRDN, Series B, 3.71%
               due 10/01/2030 (j)                                        38,825
     5,825   Miami-Dade County, Florida, GO, ROCS, VRDN,
               Series II-R-387, 3.72% due 7/01/2028 (b)(j)(p)             5,825
    60,000   Miami-Dade County, Florida, School District, TAN,
               4.50% due 6/28/2007                                       60,108
     6,000   Miami-Dade County, Florida, Special Obligation
               Revenue Bonds, TOCS, VRDN, Series Z-9, 3.71%
               due 4/17/2015 (f)(j)(p)                                    6,000
    16,240   Miami-Dade County, Florida, UBS Municipal CRVS Trust,
               Expressway Authority, Toll System Revenue Bonds,
               FLOATS, VRDN, Series 06-1004, 3.68%
               due 1/01/2014 (a)(j)                                      16,240
    40,000   Miami-Dade County, Florida, Water and Sewer
               Revenue Refunding Bonds, VRDN, 3.66%
               due 10/01/2025 (e)(j)                                     40,000
    15,600   North Broward, Florida, Hospital District Revenue
               Refunding Bonds, VRDN, Series B, 3.66%
               due 1/15/2031 (g)(j)                                      15,600
     5,000   Orange County, Florida, Health Facilities Authority,
               Hospital Revenue Bonds (Orlando Regional
               Healthcare), VRDN, Series A-10, 3.73%
               due 10/01/2041 (e)(j)                                      5,000
             Orange County, Florida, Health Facilities Authority
               Revenue Bonds, FLOATS, VRDN (j):
    29,850      Series 532, 3.69% due 11/15/2015 (a)                     29,850
    17,245      Series 830, 3.69% due 11/15/2022 (e)                     17,245
    57,450   Orlando, Florida, Utilities Commission, Water and
               Electric Revenue Bonds, VRDN, Series A, 3.65%
               due 10/01/2017 (j)                                        57,450



      Face
    Amount   Municipal Bonds                                              Value

Florida (concluded)

             Orlando-Orange County Expressway Authority, Florida,
               Expressway Revenue Bonds, VRDN (a)(j):
  $  2,250      Sub-Series A-2, 3.64% due 7/01/2040                  $    2,250
    38,600      Sub-Series C, 3.63% due 7/01/2040                        38,600
    19,000   Orlando-Orange County Expressway Authority, Florida,
               Expressway Revenue Refunding Bonds, VRDN,
               Series D, 3.63% due 7/01/2032 (e)(j)                      19,000
    10,000   Palm Beach County, Florida, Health Facilities
               Authority, CP, 3.71% due 5/24/2007                        10,000
     6,100   Saint Johns County, Florida, Sales Tax Revenue
               Bonds, ROCS, VRDN, Series II-R-755PB, 3.70%
               due 10/01/2036 (f)(j)(p)                                   6,100
    17,700   Sunshine State, Florida, Governmental Finance
               Commission, CP, 3.68% due 5/03/2007                       17,700
             Volusia County, Florida, School Board, COP,
               VRDN (f)(j)(p):
     2,125      PUTTERS, Series 970, 3.72% due 2/01/2013                  2,125
     5,470      ROCS, Series II-R-2212, 3.71% due 8/01/2023               5,470


Georgia--1.4%

     4,005   Albany-Dougherty County, Georgia, Hospital Authority,
               Revenue Refunding Bonds, FLOATS, VRDN, Series L3J,
               3.70% due 9/01/2020 (a)(j)                                 4,005
    16,300   Appling County, Georgia, Development Authority,
               PCR (Georgia Power Plant Hatch), VRDN, Second
               Series, 3.70% due 12/01/2018 (j)                          16,300
    12,500   Atlanta, Georgia, Subordinate Lien Tax Allocation Bonds
               (Atlantic Station), VRDN, 3.74% due 12/01/2024 (j)        12,500
     4,000   Atlanta, Georgia, Urban Residential Finance Authority,
               M/F Housing Revenue Bonds (Lindbergh City Center
               Apartment Project), VRDN, AMT, 3.72%
               due 11/01/2044 (j)                                         4,000
    15,500   Burke County, Georgia, CP, 3.65% due 9/10/2007              15,500
             Clayton County, Georgia, Development Authority,
               Special Facilities Revenue Bonds (Delta Air Lines
               Project), VRDN (j):
    10,545      AMT, Series B, 3.80% due 5/01/2035                       10,545
     6,500      AMT, Series C, 3.80% due 5/01/2035                        6,500
    10,135      Series A, 3.74% due 6/01/2029                            10,135
     2,400   Clayton County, Georgia, Housing Authority, M/F
               Housing Revenue Bonds (Provence Place Apartments
               Project), VRDN, 3.73% due 10/01/2041 (j)                   2,400
     4,485   DeKalb County, Georgia, Public Safety and Judicial
               Facilities Authority, Special Tax Revenue
               Bonds, FLOATS, VRDN, Series 1459, 3.69%
               due 12/01/2034 (j)                                         4,485
             Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and
               Wastewater Revenue Bonds, VRDN, Class A (e)(j):
     9,100      Series 2005-0009, 3.72% due 11/01/2043                    9,100
     5,000      Series 2006-0130, 3.72% due 11/01/2034                    5,000
     6,815   Georgia Municipal Electric Authority, Power Revenue
               Bonds (MACON Trust), VRDN, Series E, 3.71%
               due 1/01/2017 (e)(j)                                       6,815
     2,150   Georgia State, GO, PUTTERS, VRDN, Series 1420,
               3.71% due 6/01/2012 (j)(p)                                 2,150
     2,575   Gwinnett County, Georgia, Development
               Authority, COP, ROCS, VRDN, Series II-R-6009,
               3.71% due 1/01/2021 (f)(j)(p)                              2,575



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

      Face
    Amount   Municipal Bonds                                              Value

Georgia (concluded)

  $ 20,000   Monroe County, Georgia, Development Authority, PCR
               (Georgia Power Company--Scherer), VRDN, Second
               Series 95, 3.76% due 6/01/2007 (j)                     $  20,000
    15,995   Municipal Securities Trust Certificates, Atlanta,
               Georgia, Water and Wastewater Revenue Bonds, VRDN,
               AMT, Series 2002-186, Class A, 3.70% due
               2/25/2021 (f)(j)                                          15,995


Hawaii--0.2%

     7,930   Eagle Tax-Exempt Trust, Hawaii State Highway Revenue
               Bonds, VRDN, Series 2001-1101, Class A, 3.72%
               due 7/01/2011 (e)(j)                                       7,930
     7,500   Hawaii Pacific Health, Special Purpose Revenue
               Refunding Bonds (Wilcox Memorial Hospital), VRDN,
               Series B-2, 3.77% due 7/01/2033 (h)(j)                     7,500
     1,985   Hawaii State, Revenue Bonds, ROCS, VRDN,
               Series II-R-6504, 3.71% due 10/01/2024 (f)(j)(p)           1,985


Illinois--7.7%

    14,285   ABN AMRO MuniTops Certificates Trust, Chicago,
               Illinois, GO, VRDN, Series 2001-31, 3.68%
               due 1/01/2009 (b)(j)                                      14,285
             Chicago, Illinois, Board of Education, GO (p):
     4,525      ROCS, VRDN, Series II-R-9077, 3.71%
                due 12/01/2026 (e)(j)                                     4,525
     6,174      TOCS, Series Z-8, 3.71% due 10/28/2025 (b)(p)             6,174
             Chicago, Illinois, GO, VRDN (j):
     8,175      Series B, 3.67% due 1/01/2012                             8,175
     3,058      TOCS, Series Z-10, 3.71% due 6/29/2029 (b)(p)             3,058
     5,740   Chicago, Illinois, Motor Fuel Tax Revenue Refunding
               Bonds, ROCS, VRDN, Series II-R-2021, 3.71%
               due 1/01/2020 (a)(j)(p)                                    5,740
             Chicago, Illinois, O'Hare International Airport
               Revenue Bonds, VRDN (j):
     9,330      (MACON Trust), Series A, 3.74%
                due 1/01/2018 (f)                                         9,330
     3,700      ROCS, AMT, Series II-R-239, 3.74%
                due 1/01/2022 (e)(p)                                      3,700
     5,995      ROCS, AMT, Series II-R-250, 3.74%
                due 1/01/2034 (g)(p)                                      5,995
     9,375      ROCS, Series II-R- 556, 3.71%
                due 1/01/2029 (f)(p)                                      9,375
     5,110      ROCS, Series II-R-605PB, 3.70%
                due 1/01/2033 (b)(p)                                      5,110
    41,550   Chicago, Illinois, O'Hare International Airport,
               Revenue Refunding Bonds (General Airport Third
               Lien), VRDN, Series D, 3.66% due 1/01/2035 (g)(j)         41,550
     6,705   Chicago, Illinois, Park District, GO, Refunding, ROCS,
               VRDN, Series II-R-4002, 3.71% due 1/01/2023 (b)(j)(p)      6,705
    28,100   Chicago, Illinois, Second Lien Water Revenue
               Refunding Bonds, VRDN, 3.65%
               due 11/01/2031 (f)(j)                                     28,100
     3,345   Cook County, Illinois, GO, Refunding, ROCS, VRDN,
               Series II-R-2063, 3.71% due 11/15/2021 (f)(j)(p)           3,345
    11,000   Eagle Tax-Exempt Trust, Chicago, Illinois, Board of
               Education, VRDN, Series 01, Class 1309, 3.72%
               due 12/01/2026 (j)                                        11,000
             Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN (j):
     9,900      Series 98, Class 1301, 3.72% due 1/01/2017                9,900
     7,155      Series 2006-0001, Class-A, 3.72%
                due 1/01/2034 (e)                                         7,155



      Face
    Amount   Municipal Bonds                                              Value

Illinois (continued)

  $ 30,000   Eagle Tax-Exempt Trust, Cook County, Illinois,
               VRDN, Series 02, Class 1303, 3.72%
               due 11/15/2025 (a)(j)                                  $  30,000
     3,150   Eagle Tax-Exempt Trust, Illinois State Finance
               Authority, Revenue Refunding Bonds, VRDN, Series
               2006-0118, Class A, 3.72% due 12/01/2042 (j)               3,150
             Eagle Tax-Exempt Trust, Illinois State, GO, VRDN (j):
    11,000      Series 01, Class 1307, 3.72% due 11/01/2022              11,000
    11,100      Series 02, Class 1302, 3.72% due 2/01/2027               11,100
     3,000   Eagle Tax-Exempt Trust, Metropolitan Pier and
               Exposition Authority, Illinois, Dedicated State Tax
                Revenue Bonds, VRDN, Series 2004-0030, Class A,
                3.72% due 6/15/2042 (f)(j)                                3,000
     5,000   Eagle Tax-Exempt Trust, Metropolitan Pier and
               Exposition Authority, Illinois, VRDN, Series
               2002-6001, Class A, 3.72% due 12/15/2028 (f)(j)            5,000
    10,000   Eagle Tax-Exempt Trust, University of Illinois,
               University Revenue Refunding Bonds, VRDN, Series
               2006-0124, Class A, 3.72% due 4/01/2035 (f)(j)            10,000
    10,720   Eclipse Funding Trust, Solar Eclipse Certificates,
               Chicago, Illinois, GO, Refunding, VRDN, Series
               2006-0038, 3.69% due 1/01/2028 (e)(j)                     10,720
     5,000   Illinois Development Finance Authority, Water
               Facilities Revenue Refunding Bonds (Illinois
               American Water Company), VRDN, AMT, 3.78% due
               3/01/2032 (f)(j)                                           5,000
     8,450   Illinois Educational Facilities Authority Revenue
               Bonds (Art Institute of Chicago), VRDN, 3.70%
               due 3/01/2027 (j)                                          8,450
             Illinois HDA, M/F Housing Revenue Bonds (Danbury
               Court Apartments), VRDN, AMT (j):
     6,225      Series A, 3.73% due 5/01/2037                             6,225
       445      Series B, 3.80% due 5/01/2037                               445
    50,000   Illinois Health Facilities Authority, CP, 3.67%
               due 7/19/2007                                             50,000
     2,940   Illinois State Dedicated Tax (MACON Trust), VRDN,
               Series N, 3.75% due 12/15/2020 (a)(j)                      2,940
             Illinois State Finance Authority Revenue Bonds,
               VRDN (j):
     4,190      FLOATS, Series 1489, 3.69% due 12/01/2042                 4,190
    50,415      (University of Chicago), Series B, 3.65%
                due 7/01/2034                                            50,415
    12,500   Illinois State Finance Authority, Revenue Refunding
               Bonds (Central DuPage Health System), VRDN,
               Series B, 3.71% due 11/01/2038 (j)                        12,500
             Illinois State, GO,VRDN (j):
     1,750      (MACON Trust), Series L, 3.69% due 1/01/2031              1,750
     8,960      MERLOTS, Series B04, 3.69% due 12/01/2024 (e)(p)          8,960
             Illinois State, GO, Refunding, VRDN (f)(j):
    16,310      FLOATS, Series 743D, 3.69% due 8/01/2015 (n)             16,310
     5,780      MERLOTS, Series A49, 3.69% due 8/01/2013 (p)              5,780
    16,605   Illinois Student Assistance Commission, Student
               Loan Revenue Bonds, VRDN, AMT, Series A-I, 3.72%
               due 9/01/2034 (f)(j)                                      16,605
     5,690   Kane County, Illinois, School District Number 129
               (Aurora West Side), GO, Refunding, PUTTERS, VRDN,
               Series 1113, 3.72% due 2/01/2013 (b)(j)(p)                 5,690
             Metropolitan Pier and Exposition Authority, Illinois,
               Dedicated State Tax Revenue Bonds, FLOATS,
               VRDN (f)(j):
     1,800      Series 2006-6Z, 3.71% due 12/15/2032                      1,800
     5,310      Series 2006-9Z, 3.71% due 12/15/2034                      5,310



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

      Face
    Amount   Municipal Bonds                                              Value

Illinois (concluded)

  $ 35,000   Morgan Keegan Municipal Products, Inc., Aurora,
               Illinois, S/F Mortgage Revenue Bonds, VRDN, AMT,
               Series B, 3.75% due 6/01/2045 (j)                      $  35,000
     6,250   Municipal Securities Trust Certificates, Chicago,
               Illinois, Board of Education, GO, VRDN, Series
               2005-237, Class A, 3.71% due 1/04/2024 (b)(j)(m)           6,250
    26,045   Municipal Securities Trust Certificates, Chicago,
               Illinois, O'Hare International Airport, Revenue
               Refunding Bonds, VRDN, AMT, Series 2000-93,
               Class A, 3.72% due 10/04/2012 (a)(j)(m)                   26,045
    29,950   Municipal Securities Trust Certificates, Chicago
               O'Hare Airport, Illinois, Revenue Bonds, VRDN,
               AMT, Series 2001-151, Class A, 3.72%
               due 6/30/2015 (a)(j)(m)                                   29,950
             Municipal Securities Trust Certificates, Cook County,
               Illinois, GO, Refunding, VRDN, Class A (b)(j):
    29,085      Series 2001-145, 3.70% due 11/15/2029                    29,085
    33,895      Series 2002-191, 3.70% due 3/18/2019                     33,895
     7,810   Municipal Securities Trust Certificates, Illinois
               Finance Authority, Revenue Refunding Bonds, VRDN,
               Series 2006-253, Class A, 3.70%
               due 5/12/2014 (a)(j)(m)                                    7,810
    13,230   Municipal Securities Trust Certificates, Kane, McHenry,
               Cook and DeKalb Counties, Illinois, United School
               District Number 300, GO, VRDN, Series 2007-309,
               Class A, 3.72% due 1/15/2015 (a)(j)(m)                    13,230
    31,615   Municipal Securities Trust Certificates, Metropolitan
               Pier and Exposition Authority, Illinois, Revenue
               Refunding Bonds, VRDN, Series 2001-157, Class A,
               3.70% due 10/05/2017 (b)(j)                               31,615
    18,065   Municipal Securities Trust Certificates, Will County,
               Illinois, Community High School District Number 210,
               VRDN, Series 2006-265, Class A, 3.71%
               due 4/08/2021 (e)(j)                                      18,065
     2,165   Regional Transportation Authority, Illinois, GO,
               MERLOTS, VRDN, Series A41, 3.69%
               due 6/01/2017 (b)(j)(p)                                    2,165
     2,755   Regional Transportation Authority, Illinois, Revenue
               Bonds (MACON Trust), VRDN, Series K, 3.69%
               due 7/01/2026 (f)(j)                                       2,755
    32,783   Regional Transportation Authority, Illinois, Revenue
               Refunding Bonds, FLOATS, VRDN, Series 818-D,
               3.69% due 7/01/2033 (b)(j)                                32,783
    10,000   University of Illinois, COP (Utility Infrastructure
               Projects), Refunding, VRDN, 3.65%
               due 8/15/2021 (j)                                         10,000
    22,000   University of Illinois, University Revenue Refunding
               Bonds (South Campus Project), VRDN, Series A,
               3.68% due 1/15/2022 (b)(j)                                22,000
     2,065   Will County, Illinois, Community Unit School District
               Number 365-U (Valley View), GO, Refunding, TOCS,
               VRDN, Series Z-10, 3.71% due 4/15/2020 (e)(j)(p)           2,065
             Will County, Illinois, Exempt Facilities Revenue Bonds
               (BP Amoco Chemical Company Project), VRDN, AMT (j):
     2,025      3.70% due 3/01/2028                                       2,025
     3,500      3.70% due 7/01/2031                                       3,500
     2,600      3.70% due 7/01/2032                                       2,600
    10,000   Will County, Illinois, M/F Housing Redevelopment,
               Revenue Refunding Bonds (Woodlands Crest Hill),
               VRDN, AMT, 3.74% due 2/15/2031 (d)(j)                     10,000



      Face
    Amount   Municipal Bonds                                              Value

Indiana--2.6%

  $  5,360   Carmel, Indiana, School Building Corporation
               Revenue Bonds, ROCS, VRDN, Series II-R-2065,
               3.71% due 7/15/2020 (f)(j)(p)                         $    5,360
     4,450   Elkhart County, Indiana, Revenue Refunding
               Bonds, PUTTERS, VRDN, Series 1669, 3.72%
               due 12/01/2014 (e)(j)(p)                                   4,450
    13,000   Goshen, Indiana, EDR, Refunding (Goshen College
               Project), VRDN, 3.70% due 10/01/2037 (j)                  13,000
     6,000   Hobart, Indiana, Building Corporation, First Mortgage
               Revenue Bonds, MERLOTS, VRDN, Series D-3, 3.69%
               due 1/15/2029 (b)(j)(p)                                    6,000
     4,110   Huntington, Indiana, School Building Corporation
               Revenue Bonds, PUTTERS, VRDN, Series 1648, 3.72%
               due 7/15/2014 (f)(j)(p)                                    4,110
    37,900   Indiana Bond Bank, Advance Funding Program Revenue
               Notes, Series A, 4.25% due 1/31/2008                      38,085
    40,250   Indiana State Development Finance Authority,
               Environmental Revenue Bonds (PSI Energy, Inc.
               Projects), VRDN, AMT, Series A, 3.85%
               due 12/01/2038 (j)                                        40,250
     3,700   Indiana State Development Finance Authority, IDR
               (Republic Services, Inc. Project), VRDN, AMT, 4.01%
               due 11/01/2035 (j)                                         3,700
    11,000   Indiana State Housing and Community Development
               Authority, S/F Mortgage Revenue Bonds, VRDN, AMT,
               Series E-2, 3.62% due 12/20/2007 (j)                      11,000
     5,245   Indiana State Office Building Commission, Facilities
               Revenue Bonds, ROCS, VRDN, Series II-R-4534,
               3.71% due 7/01/2020 (j)(p)                                 5,245
     1,972   Indiana Transportation Finance Authority, Highway
               Revenue Refunding Bonds, FLOATS, VRDN, Series 942D,
               3.69% due 12/01/2022 (b)(j)                                1,972
     4,240   Indianapolis, Indiana, Local Public Improvement Bond
               Bank, Revenue Refunding Bonds (MACON Trust),
               VRDN, Series S, 3.69% due 1/01/2021 (f)(j)                 4,240
    34,995   Municipal Securities Trust Certificates, Indianapolis,
               Indiana, Local Tax-Exempt, GO, VRDN, Series 2002-192,
               Class A, 3.69% due 6/18/2014 (f)(j)                       34,995
     7,705   New Albany-Floyd County, Indiana, Independent
               School Building Corporation, Revenue Refunding
               Bonds, PUTTERS, VRDN, Series 879, 3.72%
               due 6/01/2013 (e)(j)(p)                                    7,705
     6,565   Pike County, Indiana, Multi-School Building Corporation,
               Revenue Refunding Bonds, PUTTERS, VRDN,
               Series 1122, 3.72% due 7/15/2012 (f)(j)(p)                 6,565
    41,635   Saint Joseph County, Indiana, Industrial Educational
               Facilities, Revenue Refunding Bonds (University
               of Notre Dame du Lac Project), VRDN, 3.60%
               due 3/01/2040 (j)                                         41,635
             Whiting, Indiana, Environmental Facilities Revenue
               Refunding Bonds, VRDN, AMT (j):
     6,085      (Amoco Oil Company Project),3.70%
                due 7/01/2031                                             6,085
    27,900      (BP Products Project), Series C, 3.70%
                due 7/01/2034                                            27,900


Iowa--0.8%

    15,000   Iowa Finance Authority, Health Care Facilities,
               Revenue Refunding Bonds (Iowa Health System),
               VRDN, Series B-3, 3.64% due 2/15/2035 (a)(j)              15,000



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

      Face
    Amount   Municipal Bonds                                              Value

Iowa (concluded)

  $ 22,000   Iowa Finance Authority, Revenue Refunding Bonds
               (Trinity Health Credit Group), VRDN, Series D,
               3.65% due 12/01/2030 (j)                              $   22,000
    33,200   Iowa State, TRAN, 4.25% due 6/29/2007                       33,259
    10,000   Louisa County, Iowa, PCR, Refunding (Iowa-Illinois
               Gas and Electric), VRDN, Series A, 3.72%
               due 9/01/2016 (j)                                         10,000


Kansas--0.3%

     3,955   Kansas State Department of Transportation, Highway
               Revenue Bonds, ROCS, VRDN, Series II-R-6020,
               3.71% due 3/01/2019 (e)(j)(p)                              3,955
    19,700   Kansas State Department of Transportation, Highway
               Revenue Refunding Bonds, VRDN, Series C-1, 3.62%
               due 9/01/2019 (j)                                         19,700
     1,780   Kansas State Development Financing Authority, Revenue
               Bonds (Sisters of Charity of Leavenworth Health
               System), VRDN, Series C, 3.71% due 12/01/2019 (j)          1,780
     7,500   Lehman Municipal Trust Receipts, Sedgwick and
               Shawnee Counties, Kansas, FLOATS, VRDN,
               Series 2006-P33U, 3.75% due 6/01/2038 (c)(i)(j)            7,500


Kentucky--2.8%

     3,775   Boyd County, Kentucky, Sewer and Solid Waste
               Revenue Bonds (Air Products and Chemicals Project),
               VRDN, AMT, 3.75% due 7/01/2021 (j)                         3,775
    36,737   Breckinridge County, Kentucky, Lease Program Revenue
               Bonds (Kentucky Association of Counties Leasing
               Trust), VRDN, Series A, 3.71% due 2/01/2032 (j)           36,737
    20,930   Carroll, Kentucky, CP, 3.78% due 4/02/2007                  20,930
    14,000   Eagle Tax-Exempt Trust, Louisville and Jefferson
               Counties, Kentucky, Metropolitan Sewer District,
               Sewer and Drain System Revenue Bonds, VRDN, Series
               2006-0053 Class A, 3.72% due 5/15/2033 (b)(j)             14,000
    35,000   Jefferson County, Kentucky, CP, 3.68% due 6/12/2007         35,000
     2,200   Kenton County, Kentucky, Airport Board, Special
               Facilities Revenue Refunding Bonds, VRDN, Series B,
               3.74% due 10/01/2030 (j)                                   2,200
     1,750   Kentucky Economic Development Finance Authority,
               Solid Waste Disposal Revenue Bonds (Republic
               Services, Inc.), VRDN, AMT, 3.95% due 7/01/2035 (j)        1,750
    36,475   Kentucky State Turnpike Authority, Resource Recovery
               Road Revenue Bonds, FLOATS, VRDN, Series 488,
               3.69% due 7/01/2007 (e)(j)                                36,475
             Louisville and Jefferson Counties, Kentucky,
               Metropolitan Government Health System, Revenue
               Refunding Bonds, ROCS, VRDN (j)(p):
     8,205      Series II-R-651CE, 3.71% due 10/01/2036                   8,205
    17,500      Series II-R-662CE, 3.71% due 10/01/2036 (b)              17,500
    29,915   Louisville and Jefferson Counties, Kentucky,
               Metropolitan Sewer District, Sewer and Drain System,
               Revenue Refunding Bonds, VRDN, Series B, 3.65%
               due 5/15/2023 (e)(j)                                      29,915
    63,815   Public Energy Authority of Kentucky, Inc., Gas Supply
               Revenue Bonds (BP Corporation of North America),
               VRDN, Series A, 3.72% due 8/01/2016 (j)                   63,815
    13,980   Shelby County, Kentucky, Lease Revenue Bonds, VRDN,
               Series A, 3.71% due 9/01/2034 (j)                         13,980



      Face
    Amount   Municipal Bonds                                              Value

Louisiana--2.8%

  $ 17,700   Ascension Parish, Louisiana, Revenue Bonds
               (BASF Corporation Project), VRDN, AMT,
               3.76% due 3/01/2025 (j)                               $   17,700
    32,900   Calcasieu Parish, Louisiana, IDB, Environmental
               Revenue Bonds (Citgo Petroleum Corp.), VRDN,
               AMT, 3.70% due 7/01/2026 (j)                              32,900
    13,495   Calcasieu Parish, Louisiana, IDB, Environmental
               Revenue Refunding Bonds (Citgo Petroleum Corp.),
               VRDN, AMT, 3.70% due 3/01/2025 (j)                        13,495
             Eagle Tax-Exempt Trust, Louisiana State Gas and Fuel
               Tax Revenue Bonds, VRDN, Class A (e)(j):
    27,225      Series 2006-0129, 3.72% due 5/01/2041 (b)                27,225
     4,020      Series 2006-137, 3.72% due 5/01/2036                      4,020
     3,625   East Baton Rouge, Louisiana, Mortgage Finance
               Authority, S/F Revenue Bonds, FLOATS, VRDN, AMT,
               Series 996, 3.75% due 6/02/2008 (j)                        3,625
             Jefferson Parish, Louisiana, Hospital Service District
               Number 001, Hospital Revenue Bonds, VRDN (j):
    10,000      PUTTERS, Series 522, 3.71% due 12/01/2008 (p)            10,000
    25,000      (West Jefferson Medical Center), Series B, 3.67%
                due 1/01/2028 (e)                                        25,000
    25,114   Louisiana HFA, Mortgage Revenue Refunding Bonds,
               FLOATS, AMT, Series 1069, 3.75% due 12/01/2047 (j)        25,114
             Louisiana Local Government Environmental Facilities
               and Community Development Authority, Revenue
               Bonds, VRDN, AMT (j):
     4,000      (BASF Corporation Project), 3.74%
                due 12/01/2036                                            4,000
     6,000      (Honeywell International Inc. Project), 3.85%
                due 12/01/2037                                            6,000
     7,500   Louisiana Local Government Environmental Facilities
               and Community Development Authority, Revenue
               Refunding Bonds (BASF Corporation Project), VRDN,
               Series B, 3.64% due 12/01/2030 (j)                         7,500
             Louisiana Public Facilities Authority Revenue Bonds,
               VRDN (j):
     2,850      (Air Products and Chemicals Project), AMT, 3.75%
                due 12/01/2039                                            2,850
    12,655      (Equipment and Capital Facilities Loan Program),
                Series C, 3.70% due 7/01/2024                            12,655
    10,000   Louisiana State, GO, MERLOTS, VRDN, Series C-4,
               3.69% due 5/01/2026 (e)(j)(p)                             10,000
    17,600   Louisiana State, Gas and Fuels Tax Revenue
               Bonds, ROCS, VRDN, Series II-R-660, 3.71%
               due 5/01/2041 (b)(j)(p)                                   17,600
    15,500   Louisiana State Municipal Natural Gas Purchasing
               and Distribution Authority Revenue Bonds,
               PUTTERS, VRDN, Series 1411Q, 3.71%
               due 3/15/2014 (j)(p)                                      15,500
     8,790   Morgan Keegan Municipal Products, Inc., East
               Baton Rouge, Louisiana, Mortgage Finance
               Authority, S/F Revenue Bonds, VRDN, AMT,
               Series A, 3.75% due 2/01/2011 (j)                          8,790
    24,125   Morgan Keegan Municipal Products, Inc., New Orleans,
               Louisiana, Finance Authority, VRDN, Series G, 3.75%
               due 12/01/2041 (j)                                        24,125
     8,065   New Orleans, Louisiana, Ernest N. Morial Exhibit Hall
               Authority, Special Tax, ROCS, VRDN, Series II-R-4038,
               3.74% due 7/15/2023 (a)(j)(p)                              8,065



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

      Face
    Amount   Municipal Bonds                                              Value

Louisiana (concluded)

  $  4,400   South Louisiana Port Commission, Port Revenue
               Refunding Bonds (Occidental Petroleum), VRDN,
               3.67% due 7/01/2018 (j)                               $    4,400


Maine--0.1%

    12,000   Maine State Housing Authority, Mortgage Purpose
               Revenue Bonds, VRDN, AMT, Series H, 3.62%
               due 11/15/2034 (j)                                        12,000


Maryland--1.9%

     4,780   Baltimore County, Maryland, Revenue Refunding
               Bonds (The Paths at Loveton Farms Apartments
               Facility Project), VRDN, 3.70% due 12/01/2021 (j)          4,780
    35,700   Baltimore, Maryland, Port Facilities Revenue
               Bonds (Occidental Petroleum), FLOATS, VRDN,
               3.60% due 10/14/2011 (j)                                  35,700
     2,500   Maryland State Community Development
               Administration, Department of Housing and
               Community Development, Residential Revenue
               Bonds, VRDN, AMT, Series R, 3.64%
               due 12/14/2007 (j)                                         2,500
    11,000   Maryland State Community Development
               Administration, Department of Housing and
               Community Development, Residential Revenue
               Refunding Bonds, VRDN, Series Q, 3.59%
               due 12/14/2007 (j)                                        11,000
    29,000   Maryland State Economic Development Corporation,
               Revenue Refunding Bonds (Constellation Energy
               Group, Inc. Project), VRDN, Series A, 3.63%
               due 4/01/2024 (j)                                         29,000
    34,350   Maryland State Health and Higher Educational
               Facilities Authority, Revenue Refunding
               Bonds, FLOATS, VRDN, Series 867, 3.69%
               due 7/01/2019 (b)(j)                                      34,350
     4,000   Maryland State Stadium Authority, Lease Revenue
               Refunding Bonds (Baltimore Convention Center),
               VRDN, AMT, 3.65% due 12/15/2014 (j)                        4,000
    48,295   Metropolitan Washington Airports Authority, D.C.,
               Airport System Revenue Refunding Bonds,
               MERLOTS, VRDN, AMT, Series C35, 3.74%
               due 10/01/2014 (f)(j)(m)(p)                               48,295
     9,225   Metropolitan Washington Airports Authority, D.C.,
               System Revenue Bonds, ROCS, VRDN, Series II-R-195,
               3.74% due 10/01/2032 (b)(j)(p)                             9,225
    13,805   Montgomery County, Maryland, EDR (Riderwood
               Village, Inc. Project), Refunding, VRDN, 3.68%
               due 3/01/2034 (j)                                         13,805


Massachusetts--1.5%

    10,000   Eagle Tax Exempt Trust, Massachusetts Commuter
               Facilities, VRDN, Series 2001, Class 2101, 3.71%
               due 6/15/2033 (j)                                         10,000
     7,495   Eagle Tax-Exempt Trust, Massachusetts State Water
               Resources Authority, Revenue Refunding Bonds,
               VRDN, Series 2006-0054 Class A, 3.71%
               due 8/01/2036 (a)(j)                                       7,495
    10,500   Massachusetts State Development Finance Agency,
               CP, 3.67% due 5/18/2007                                   10,500
     7,935   Massachusetts State Development Finance Agency
               Revenue Bonds (Suffolk University), VRDN, Series A,
               3.70% due 7/01/2035 (j)(k)                                 7,935



      Face
    Amount   Municipal Bonds                                              Value

Massachusetts (concluded)

  $  2,700   Massachusetts State, GO, Refunding, VRDN, Series A,
               3.62% due 9/01/2016 (j)                               $    2,700
    39,250   Massachusetts State Industrial Finance Agency, Solid
               Waste Disposal, CP, 3.67% due 5/09/2007                   39,250
    60,000   Massachusetts State Port Authority, CP, 3.57%
               due 6/14/2007                                             60,000
     9,925   Massachusetts State Special Obligation and Dedicated
               Tax Revenue Bonds, MERLOTS, VRDN, Series B19,
               3.68% due 1/01/2028 (b)(j)(p)                              9,925


Michigan--3.2%

     5,100   Detroit, Michigan, City School District, GO, Refunding
               (MACON Trust), VRDN, Series J, 3.69%
               due 5/01/2028 (e)(j)                                       5,100
     4,615   Detroit, Michigan, City School District, GO, VRDN,
               Series A, 3.73% due 5/01/2029 (e)(j)                       4,615
    20,930   Detroit, Michigan, Water Supply System, Revenue
               Refunding Bonds, ROCS, VRDN, Series II-R-665PB,
               3.70% due 7/01/2033 (f)(j)(p)                             20,930
     6,900   Eagle Tax-Exempt Trust, Grand Rapids Michigan,
               Sanitation Sewer System, VRDN, Series A, 3.72%
               due 1/01/2022 (b)(j)                                       6,900
             Eagle Tax-Exempt Trust, Michigan State Building
               Authority, Revenue Refunding Bonds, VRDN,
               Class A (b)(j):
     8,080      Series 2006-0113, 3.72% due 10/15/2036                    8,080
     7,100      Series 2006-156, 3.72% due 10/15/2036                     7,100
    57,720   Kent, Michigan, Hospital Finance Authority, Revenue
               Refunding Bonds (Spectrum Health), VRDN, Series A,
               3.65% due 1/15/2029 (b)(j)                                57,720
             Michigan State Building Authority, Revenue Refunding
               Bonds, ROCS, VRDN (f)(j)(p):
     4,965      Series II-R-550, 3.71% due 10/15/2024 (a)                 4,965
     4,250      Series II-R-2064, 3.71% due 10/15/2021                    4,250
             Michigan State Hospital Finance Authority Revenue
               Bonds, VRDN (j):
    82,000      (Ascension Health), Series B-1, 3.62%
                due 11/15/2033                                           82,000
    11,100      (Trinity Health Credit Group), Series F, 3.67%
                due 11/01/2018                                           11,100
             Michigan State Hospital Finance Authority, Revenue
               Refunding Bonds, VRDN (j):
    39,700      (Ascension Health), 3.62% due 11/15/2033                 39,700
    22,000      MERLOTS, Series K, 3.69% due 11/15/2023 (f)(p)           22,000
    28,110      (Trinity Health Credit Group), Series E, 3.70%
                due 12/01/2030 (a)                                       28,110
     2,940   Michigan State Strategic Fund, Limited Obligation
               Revenue Bonds (Russell Investment Co. LLC Project),
               VRDN, AMT, 3.78% due 11/01/2031 (j)                        2,940
     5,615   Michigan State Strategic Fund, Limited Obligation
               Revenue Refunding Bonds (Dow Chemical Project),
               VRDN, Series B-1, 3.77% due 6/01/2014 (j)                  5,615
    10,000   RBC Municipal Products, Inc., Detroit, Michigan, Water
               Supply System Revenue Bonds, FLOATS, VRDN,
               Series I-18, 3.70% due 7/01/2014 (e)(j)                   10,000
     3,365   Royal Oak, Michigan, Hospital Finance Authority,
               Hospital Revenue Refunding Bonds (William
               Beaumont Hospital), VRDN, Series U, 3.74%
               due 1/01/2020 (a)(j)                                       3,365
     3,550   Whitmore Lake, Michigan, Public School District,
               GO, ROCS, VRDN, Series II-R-4515, 3.71%
               due 5/01/2023 (j)(p)                                       3,550



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

      Face
    Amount   Municipal Bonds                                              Value

Minnesota--1.8%

  $ 16,005   Duluth, Minnesota, EDA, Health Care Facilities,
               Revenue Refunding Bonds, FLOATS, VRDN,
               Series 895, 3.69% due 2/15/2020 (a)(j)                $   16,005
             Minneapolis and Saint Paul, Minnesota, Metropolitan
               Airports Commission, Airport Revenue Bonds,
               FLOATS, VRDN (j):
    27,900      Series 2007-1G, 3.70% due 1/01/2032 (a)                  27,900
    11,345      Series 2007-2G, 3.70% due 1/01/2032 (b)                  11,345
    13,955   Minneapolis, Minnesota, Health Care System, Revenue
               Refunding Bonds (Fairview Health Services Project),
               VRDN, Series B, 3.64% due 11/15/2029 (a)(j)               13,955
     1,680   Minnesota State, GO, ROCS, VRDN, Series II-R-4065,
               3.71% due 8/01/2023 (j)(p)                                 1,680
     6,300   Municipal Securities Trust Certificates, Minneapolis
               and Saint Paul, Minnesota, Metropolitan Airports
               Commission, Airport Revenue Bonds, VRDN,
               Series 2007-292, Class A, 3.71%
               due 12/23/2014 (a)(j)                                      6,300
             Rochester, Minnesota, Healthcare, CP:
    16,250      3.66% due 5/01/2007                                      16,250
    20,500      3.66% due 5/08/2007                                      20,500
    33,300      3.66% due 6/15/2007                                      33,300
    33,200      3.67% due 7/13/2007                                      33,200


Mississippi--1.7%

    56,695   Mississippi Development Bank, Special Obligation
               Revenue Bonds (Municipal Gas Authority of
               Mississippi--Natural Gas Supply Project), VRDN,
               3.65% due 7/01/2015 (j)                                   56,695
    89,191   Mississippi Home Corporation, S/F Revenue Bonds,
               FLOATS, VRDN, AMT, Series 1212, 3.72%
               due 12/01/2008 (j)                                        89,191
    18,780   Mississippi State, Capital Improvement, GO, VRDN,
               3.65% due 9/01/2025 (j)                                   18,780
     5,950   University of Mississippi Educational Building
               Corporation Revenue Bonds (The University of
               Mississippi Medical Center Pediatric and Research
               Facilities Project), VRDN, 3.68% due 6/01/2034 (a)(j)      5,950


Missouri--0.6%

     4,645   Jackson County, Missouri, Special Obligation
               Revenue Bonds, ROCS, VRDN, Series II-R-9013,
               3.71% due 12/01/2029 (a)(j)(p)                             4,645
     5,220   Lehman Municipal Trust Receipts, St. Louis, Missouri,
               Industrial Development Authority, M/F Housing
               Revenue Bonds, FLOATS, VRDN, AMT, Series 2006-K50,
               3.75% due 12/20/2044 (f)(j)                                5,220
             Missouri Development Finance Board, Cultural Facilities
               Revenue Bonds (Nelson Gallery Foundation), VRDN (j):
    13,050      Series A, 3.71% due 12/01/2033                           13,050
     9,870      Series B, 3.71% due 12/01/2031 (f)                        9,870
     3,160   Missouri-Illinois Bi-State Development Agency,
               Subordinate Mass Transit Revenue Bonds (Metrolink
               Cross County Extension Project), VRDN, Series A,
               3.67% due 10/01/2035 (j)                                   3,160
     5,760   Missouri Joint Municipal Electric Utility Commission,
               Power Project Revenue Bonds, ROCS, VRDN,
               Series II-R-620PB, 3.70% due 1/01/2034 (a)(j)(p)           5,760
     4,650   Missouri State Health and Educational Facilities
               Authority, Health Facilities Revenue Bonds (BJC
               Health System), VRDN, Series B, 3.71% due
               5/15/2034 (f)(j)                                           4,650
     5,232   Missouri State Housing Development Commission,
               S/F Mortgage Revenue Refunding Bonds, VRDN,
               AMT, Series A, 4.52% due 9/01/2038 (j)                     5,232



      Face
    Amount   Municipal Bonds                                              Value

Missouri (concluded)

  $  6,000   Palmyra, Missouri, IDA, Solid Waste Disposal Revenue
               Bonds (BASF Corporation Project), VRDN, AMT, 3.74%
               due 12/01/2022 (j)                                     $   6,000


Montana--0.1%

    13,640   Montana Facility Finance Authority Revenue Bonds
               (Sisters of Charity of Leavenworth Health System),
               VRDN, Series A, 3.71% due 12/01/2025 (j)                  13,640


Nebraska--2.1%

             American Public Energy Agency, Nebraska, Gas Supply
               Revenue Bonds, VRDN (j):
    89,866      (National Public Gas Agency Project), Series B,
                3.65% due 2/01/2014                                      89,866
    34,080      Series A, 3.65% due 12/01/2015                           34,080
     9,720   Central Plains Energy Project, Nebraska, Gas Project
               Number 1 Revenue Bonds, VRDN, Series A, 5%
               due 12/01/2007 (j)                                         9,802
     2,000   Eagle Tax-Exempt Trust, Nebraska Public Power
               District Revenue Bonds, VRDN, Series 2004-1016,
               Class A, 3.72% due 1/01/2035 (a)(j)                        2,000
    16,995   Eagle Tax-Exempt Trust, Nebraska Public Power District,
               Revenue Refunding Bonds, VRDN, Series 2007-0013,
               Class A, 3.70% due 1/01/2031(b)(j)                        16,995
     5,960   Eclipse Funding Trust, Solar Eclipse Certificates,
               Omaha, Nebraska, Public Power District Revenue Bonds,
               VRDN, Series 2006-0025, 3.69% due 2/01/2036 (a)(j)         5,960
     4,345   Municipal Energy Agency of Nebraska, Power Supply
               System Revenue Bonds, ROCS, VRDN, Series II-R-2051,
               3.71% due 4/01/2022 (e)(j)(p)                              4,345
    34,000   Omaha Public Power District, Nebraska, CP, 3.64%
               due 4/03/2007                                             34,000
    14,150   Omaha Public Power District, Nebraska, Electric System
               Revenue Bonds, ROCS, VRDN, Series II-R-9031, 3.71%
               due 2/01/2039 (j)(p)                                      14,150


Nevada--1.1%

    29,185   ABN AMRO MuniTops Certificates Trust, Clark County,
               Nevada, Airport Revenue Bonds, VRDN, Series 1999-15,
               3.68% due 1/02/2008 (f)(j)                                29,185
     5,700   Clark County, Nevada, Airport System Subordinate Lien,
               Revenue Refunding Bonds, VRDN, Series C, 3.66%
               due 7/01/2029 (b)(j)                                       5,700
    20,250   Clark County, Nevada, CP, 3.65% due 7/12/2007               20,250
     4,690   Clark County, Nevada, School District, GO, PUTTERS,
               VRDN, Series 1429, 3.70% due 12/15/2013 (e)(j)(p)          4,690
    18,965   Eagle Tax-Exempt Trust, Clark County, Nevada, GO,
               Refunding, VRDN, Series 2007-0011, Class A, 3.70%
               due 11/01/2030 (a)(j)                                     18,965
     9,025   Las Vegas Valley, Nevada, Water District, GO,
               Refunding, MERLOTS, VRDN, Series B 10, 3.69%
               due 6/01/2024 (f)(j)(p)                                    9,025
     5,850   Nevada State Department of Business and Industry,
               Solid Waste Disposal Revenue Bonds (Republic Services,
               Inc. Project), VRDN, AMT, 4.04% due 12/01/2034 (j)         5,850
     9,330   Truckee Meadows, Nevada, Water Authority, Water
               Revenue Refunding Bonds, ROCS, VRDN,
               Series II-R-6078, 3.71% due 1/01/2027 (e)(j)(p)            9,330
     7,190   Washoe County, Nevada, School District, GO, ROCS,
               VRDN, Series II-R-2012, 3.71% due 6/01/2020 (b)(j)(p)      7,190



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

      Face
    Amount   Municipal Bonds                                              Value

New Hampshire--0.7%

  $  6,500   New Hampshire Health and Educational Facilities
               Authority, Revenue Refunding Bonds (Dartmouth
               Hitchcock Obligation), VRDN, Series A, 3.65%
               due 8/01/2031 (e)(j)                                  $    6,500
             New Hampshire Higher Educational and Health
               Facilities Authority Revenue Refunding Bonds,
               FLOATS, VRDN (b)(j):
     9,658      Series 866, 3.69% due 8/15/2021                           9,658
     4,782      Series 772, 3.69% due 1/01/2017                           4,782
     7,415   New Hampshire State Business Finance Authority,
               Resource Recovery Revenue Refunding Bonds
               (Wheelabrator), VRDN, Series A, 3.67%
               due 1/01/2018 (j)                                          7,415
    40,600   New Hampshire State Business Fund, CP, 3.64%
               due 5/07/2007                                             40,600


New Jersey--1.8%

    15,490   GS Pool Trust, Newark, New Jersey, Housing Authority,
               Revenue Refunding Bonds, FLOATS, VRDN, Series 24,
               3.71% due 1/01/2027 (f)(j)                                15,490
    10,500   Municipal Securities Trust Certificates, New Jersey
               State, GO, Refunding, VRDN, Series 2001-174, Class A,
               3.70% due 2/26/2015 (j)                                   10,500
             Municipal Securities Trust Certificates, New Jersey State
               Transportation Trust Fund Authority, Transportation
               System Revenue Bonds, Class A, VRDN (j)(m):
     5,855      Series 2006-3010, 3.71% due 6/13/2024 (a)                 5,855
    11,550      Series 2006-3013, 3.71% due 11/05/2026 (b)               11,550
    12,000   New Jersey EDA, Revenue Refunding Bonds
               (Presbyterian Homes), VRDN, Series B, 3.65%
               due 4/01/2016 (j)                                         12,000
     7,257   New Jersey Health Care Facilities Financing Authority
               Revenue Bonds, FLOATS, VRDN, Series 702, 3.70%
               due 7/01/2014 (f)(j)                                       7,257
    10,350   New Jersey State Transportation Trust Fund Authority
               Revenue Bonds, PUTTERS, VRDN, Series 1365, 3.69%
               due 6/15/2023 (f)(j)(p)                                   10,350
             New Jersey State Turnpike Authority, Turnpike Revenue
               Bonds, VRDN (e)(j):
    22,325      Series C-1, 3.63% due 1/01/2024                          22,325
    52,785      Series C-2, 3.63% due 1/01/2024                          52,785
    30,000   Passaic, New Jersey, GO, Refunding, BAN, 4.50%
               due 6/08/2007                                             30,052


New Mexico--0.4%

    14,505   Eclipse Funding Trust, Solar Eclipse Certificates,
               Rio Rancho, New Mexico, Water and Waste Water
               Revenue Bonds, VRDN, Series 2006-0019, 3.69%
               due 5/15/2032 (f)(j)                                      14,505
     7,340   New Mexico Finance Authority, Revenue Refunding
               Bonds, ROCS, VRDN, Series II-R-7509, 3.71%
               due 6/15/2023 (a)(j)(p)                                    7,340
    23,591   New Mexico Mortgage Finance Authority, S/F
               Mortgage Program Revenue Bonds, VRDN, AMT,
               4.52% due 7/01/2007 (j)                                   23,591



      Face
    Amount   Municipal Bonds                                              Value

New York--6.4%

  $  7,000   Aurora, New York, GO, BAN, 4% due 7/25/2007             $    7,000
    10,000   Carmel, New York, Central School District, GO,
               BAN, 4.50% due 6/29/2007                                  10,015
     7,080   GS Pool Trust, New York City, New York, City
               Transitional Finance Authority Revenue Bonds,
               FLOATS, VRDN, Series 25, 3.71% due 11/01/2020 (j)          7,080
     7,000   Hempstead, New York, Union Free School District,
               GO, TAN, 4.50% due 6/28/2007                               7,011
    31,950   Metropolitan Transportation Authority, New York,
               Dedicated Tax Fund, Revenue Refunding Bonds,
               VRDN, Series B, 3.65% due 11/01/2022 (e)(j)               31,950
             Monroe County, New York, GO:
     9,390      BAN, 4.75% due 7/18/2007                                  9,411
    25,000      RAN, 4% due 4/16/2007                                    25,004
    32,700   Monroe County, New York, Public Improvement
               Refunding Bonds, GO, BAN, 4% due 7/18/2007                32,738
    13,995   Municipal Securities Trust Certificates, New York City,
               New York, City Transitional Finance Authority
               Revenue Bonds, VRDN, Series 2002-202,
               Class A, 3.65% due 10/21/2010 (b)(j)(m)                   13,995
    13,000   New York City, New York, City Housing Development
               Corporation, M/F Rental Housing Revenue Bonds
               (Brittany Development), VRDN, AMT, Series A, 3.69%
               due 6/15/2029 (d)(j)                                      13,000
    24,000   New York City, New York, City IDA, Liberty Revenue
               Bonds (One Bryant Park LLC Project), VRDN, Series A,
               3.67% due 11/01/2039 (j)                                  24,000
             New York City, New York, City Municipal Water
               Finance Authority, CP:
    42,000      3.67% due 6/06/2007                                      42,000
    50,000      3.68% due 6/11/2007                                      50,000
    49,000      3.68% due 6/13/2007                                      49,000
    40,000      3.70% due 6/14/2007                                      40,000
    11,500   New York City, New York, City Transitional Finance
               Authority, Special Tax Revenue Refunding Bonds,
               VRDN, Series C, 3.62% due 2/01/2032 (j)                   11,500
    25,000   New York City, New York, GO, ROCS, VRDN,
               Series II-R-251A, 3.72% due 12/15/2033 (j)(p)             25,000
     5,695   New York City, New York, Sales Tax Asset Receivable
               Corporation Revenue Bonds, ROCS, VRDN,
               Series II-R-6084, 3.70% due 10/01/2023 (j)(p)              5,695
     1,500   New York State Dormitory Authority, Mental Health
               Facilities Improvement Revenue Refunding Bonds,
               VRDN, Series F-2B, 3.65% due 2/15/2021 (e)(j)              1,500
     6,500   New York State HFA, Service Contract Revenue
               Refunding Bonds, VRDN, Series G, 3.65%
               due 3/15/2028 (j)                                          6,500
    56,600   New York State Local Assistance Corporation
               Revenue Bonds, VRDN, Series B, 3.59%
               due 4/01/2023 (j)                                         56,600
     6,500   New York State Local Government Assistance
               Corporation, Revenue Refunding Bonds, Sub-Lien,
               VRDN, Series 3V, 3.63% due 4/01/2024 (b)(j)                6,500
    10,975   New York State Thruway Authority, State Personal
               Income Tax, Revenue Refunding Bonds, FLOATS,
               VRDN, Series 1194, 3.68% due 3/15/2023 (e)(j)             10,975
    11,000   Oceanside, New York, Union Free School District, GO,
               TAN, 4.50% due 6/27/2007                                  11,019
     5,930   Plainedge, New York, Union Free School District, GO,
               TAN, 4.50% due 6/27/2007                                   5,940



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

      Face
    Amount   Municipal Bonds                                              Value

New York (concluded)

  $ 20,000   Sachem Central School District (Holbrook), New York,
               GO, BAN, 4.50% due 6/27/2007                           $  20,034
     3,990   Tobacco Settlement Financing Corporation of New
               York Revenue Bonds, FLOATS, VRDN, Series 1457,
               3.75% due 6/01/2022 (j)                                    3,990
             Triborough Bridge and Tunnel Authority, New York,
               General Purpose Revenue Bonds, VRDN (j):
    46,280      Series A, 3.65% due 11/01/2035                           46,280
    18,570      Series B, 3.64% due 1/01/2033                            18,570
    29,000   Triborough Bridge and Tunnel Authority, New York,
               General Revenue Refunding Bonds, VRDN,
               Sub-Series B-2, 3.65% due 1/01/2032 (j)                   29,000
     4,985   Triborough Bridge and Tunnel Authority, New York,
               Special Obligation Revenue Refunding Bonds, VRDN,
               Series C, 3.61% due 1/01/2031 (e)(j)                       4,985
    25,000   William Floyd Union Free School District of
               Mastics-Moriches-Shirley, GO, TAN, 4.50%
               due 6/29/2007                                             25,040


North Carolina--1.9%

    10,890   Eagle Tax-Exempt Trust, North Carolina Capital
               Facilities Finance Agency, Revenue Refunding Bonds,
               VRDN, Series 2007-0015, Class A, 3.70%
               due 7/01/2042 (j)                                         10,890
     4,800   Lee County, North Carolina, Industrial Facilities and
               Pollution Control Financing Authority, IDR (Arden
               Corporation Project), VRDN, AMT, 3.82%
               due 8/01/2034 (j)                                          4,800
             Mecklenburg County, North Carolina, VRDN (j):
     9,905      COP, 3.63% due 2/01/2026                                  9,905
    21,010      GO, Series A, 3.63% due 2/01/2026                        21,010
    19,995   Municipal Securities Trust Certificates, North Carolina
               Eastern Municipal Power Agency, GO, Refunding,
               VRDN, Series 2002-201, Class A, 3.69%
               due 4/12/2017 (j)                                         19,995
     4,025   North Carolina Eastern Municipal Power Agency,
               Power System Revenue Bonds, MERLOTS, VRDN,
               Series A22, 3.69% due 1/01/2024 (j)(p)                     4,025
    19,500   North Carolina Eastern Municipal Power Agency, Power
               System Revenue Refunding Bonds, VRDN, Series A,
               3.65% due 1/01/2024 (f)(j)                                19,500
             North Carolina HFA, Home Ownership Revenue Bonds,
               VRDN, AMT (j):
     3,200      MERLOTS, Series B12, 3.74% due 7/01/2037 (p)              3,200
     3,000      Series 18-C, 3.72% due 1/01/2035                          3,000
    16,500   North Carolina Medical Care Commission, Health Care
               Facilities Revenue Bonds (Novant Health Inc.), VRDN,
               Series A, 3.66% due 11/01/2034 (j)                        16,500
             North Carolina Medical Care Commission, Health
               Care Facilities, Revenue Refunding Bonds, VRDN (j):
     4,800      (Duke University Health System), Series C, 3.65%
                due 6/01/2028                                             4,800
    38,520      (University Health Systems of Eastern Carolina),
                Series C1, 3.65% due 12/01/2036 (a)                      38,520
             North Carolina Medical Care Commission, Hospital
               Revenue Bonds, VRDN (j):
     6,900      (Moses H. Cone Memorial Health System),
                Series B, 3.65% due 10/01/2035                            6,900
     4,100      (Pooled Equipment Financing Project), ACES,
                3.65% due 12/01/2025 (f)                                  4,100



      Face
    Amount   Municipal Bonds                                              Value

North Carolina (concluded)

  $ 15,700   North Carolina Medical Care Commission, Hospital
               Revenue Refunding Bonds (Northeast Medical
               Center Project), VRDN, Series B, 3.66%
               due 11/01/2032 (j)                                     $  15,700
     4,500   North Carolina State, GO, MERLOTS, VRDN, Series A23,
               3.69% due 3/01/2027 (j)(p)                                 4,500
     6,400   Raleigh, North Carolina, Combined Enterprise System
               Revenue Bonds, ROCS, VRDN, Series II-R-645, 3.71%
               due 3/01/2036 (j)(p)                                       6,400
     3,100   Wake County, North Carolina, Industrial Facilities and
               Pollution Control Financing Authority Revenue Bonds
               (Solid Waste Disposal-Highway 55), VRDN, AMT, 3.76%
               due 9/01/2013 (j)                                          3,100


Ohio--1.3%

     1,930   Brunswick, Ohio, Special Assessment
               Improvement, BAN, 3.90% due 4/03/2008                      1,934
    30,000   Cleveland, Ohio, Water Revenue Refunding Bonds,
               VRDN, Series M, 3.65% due 1/01/2033 (e)(j)                30,000
     5,500   Columbus, Ohio, City School District, GO, TOCS, VRDN,
               Series H, 3.67% due 10/11/2012 (e)(j)(p)                   5,500
     5,000   Franklin County, Ohio, Health Care Facilities Revenue
               Refunding Bonds (Ohio Presbyterian Services), VRDN,
               Series A, 3.68% due 7/01/2036 (h)(j)                       5,000
     1,623   Franklin, Ohio, GO, BAN, 3.67% due 3/12/2008                 1,623
    13,940   Hamilton County, Ohio, Sales Tax Revenue Refunding
               Bonds, ROCS, VRDN, Series II-R-9051, 3.71%
               due 12/01/2032 (a)(j)(p)                                  13,940
     9,000   Hamilton County, Ohio, Student Housing Revenue
               Bonds (Block 3 Community Urban Redevelopment
               Corporation Project), VRDN, 3.70% due 8/01/2036 (j)        9,000
     1,770   Hudson, Ohio, City School District, Energy Conservation,
               GO, BAN, 4% due 3/13/2008                                  1,775
     3,755   Licking County, Ohio, GO (Buckeye Lake Project), BAN,
               4.25% due 11/28/2007                                       3,771
     2,370   Municipal Securities Trust Certificates, Princeton, Ohio,
               City School District, GO, Series SGB 50-A, 3.70%
               due 12/01/2030 (f)                                         2,370
       780   North Olmsted, Ohio, Capital Improvement and
               Equipment, BAN, 3.90% due 4/03/2008                          782
     5,000   North Royalton, Ohio, Various Purpose Improvement,
               BAN, 3.90% due 2/28/2008                                   5,010
     2,150   Oakwood, Ohio, Capital Facilities, GO, BAN, 4%
               due 3/13/2008                                              2,156
             Ohio State Air Quality Development Authority,
               Revenue Refunding Bonds (Cincinnati Gas and
               Electric), VRDN (j):
     7,900      Series A, 3.85% due 9/01/2030                             7,900
    16,300      Series B, 3.90% due 9/01/2030                            16,300
    22,890   Ohio State, GO, Common Schools, VRDN, Series A,
               3.65% due 3/15/2025 (j)                                   22,890
     2,500   Ohio State Solid Waste Revenue Bonds (Republic
               Services, Inc. Project), VRDN, AMT, 3.95%
               due 11/01/2035 (j)                                         2,500
     3,000   Richland County, Ohio, Correctional Facilities, GO,
               BAN, 4.50% due 2/21/2008                                   3,019



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

      Face
    Amount   Municipal Bonds                                              Value

Oklahoma--1.0%

   $ 3,584   Comanche County, Oklahoma, Home Finance
               Authority, S/F Mortgage Revenue Bonds, VRDN,
               Series A, 3.90% due 5/01/2007 (j)                      $   3,584
    23,045   Morgan Keegan Municipal Products, Inc., Oklahoma
               County, Oklahoma, HFA, S/F Revenue Bonds, VRDN,
               AMT, Series A, 3.75% due 5/01/2009 (j)                    23,045
     2,500   Oklahoma State Development Finance Authority
               Revenue Bonds (ConocoPhillips Company Project),
               VRDN, AMT, Series B, 3.77% due 8/01/2037 (j)               2,500
     5,084   Oklahoma State, HFA, S/F Mortgage Revenue Bonds,
               VRDN, AMT, 4.52% due 8/31/2007 (j)                         5,084
             Oklahoma State Turnpike Authority, Second Senior
               Revenue Refunding Bonds, VRDN (j)(n):
    52,810      Series C, 3.65% due 1/01/2028                            52,810
    10,000      Series E, 3.66% due 1/01/2028                            10,000


Oregon--0.1%

    11,730   ABN AMRO MuniTops Certificates Trust, Portland,
               Oregon, GO, VRDN, Series 2001-4, 3.70%
               due 6/01/2009 (f)(j)                                      11,730


Pennsylvania--5.0%

             Allegheny County, Pennsylvania, Hospital
               Development Authority Revenue Bonds, VRDN (j):
    27,165      PUTTERS, Series 1281, 3.70% due 1/15/2011 (b)(p)         27,165
     6,907      (University of Pittsburgh Medical Center),
                Series B-1, 3.78% due 12/01/2016                          6,907
    25,000   Delaware Valley Regional Finance Authority,
               Pennsylvania, Local Government Revenue Bonds,
               VRDN, Series D, 3.68% due 12/01/2020 (j)                  25,000
             Emmaus, Pennsylvania, General Authority Revenue
               Bonds, VRDN, Series A (j):
    11,925      3.71% due 3/01/2024                                      11,925
    13,200      (Pennsylvania Loan Program), 3.68%
                due 3/01/2030 (e)                                        13,200
     9,897   Erie County, Pennsylvania, Hospital Authority Revenue
               Bonds, FLOATS, VRDN, Series 820, 3.69%
               due 7/01/2022 (f)(j)                                       9,897
    17,000   Erie, Pennsylvania, City School District, GO, TRAN,
               4.50% due 6/29/2007                                       17,021
    12,000   Lackawanna County, Pennsylvania, GO, MSTR, VRDN,
               Series SGB-38, 3.69% due 9/15/2020 (j)(p)                 12,000
     4,995   Mount Lebanon, Pennsylvania, School District, GO,
               MERLOTS, VRDN, Series B19, 3.69%
               due 2/15/2027 (f)(j)(p)                                    4,995
     6,700   Pennsylvania Economic Development Financing
               Authority, Wastewater Treatment Revenue Refunding
               Bonds (Sunoco, Inc.--R & M Project), VRDN, AMT,
               Series B, 3.86% due 10/01/2034 (j)                         6,700
    15,120   Pennsylvania State Turnpike Commission, Turnpike
               Revenue Bonds, FLOATS, VRDN, Series 1402,
               3.69% due 12/01/2024 (a)(j)                               15,120
             Pennsylvania State Turnpike Commission, Turnpike
               Revenue Refunding Bonds, VRDN (j):
     6,925      Series B, 3.65% due 12/01/2012                            6,925
    20,420      Series U, 3.64% due 12/01/2019                           20,420



      Face
    Amount   Municipal Bonds                                              Value

Pennsylvania (concluded)

             Philadelphia, Pennsylvania, Gas Works, CP:
  $ 65,000      3.63% due 5/04/2007                                  $   65,000
    49,500      3.63% due 5/07/2007                                      49,500
    66,400   Philadelphia, Pennsylvania, Gas Works Revenue
               Refunding Bonds, VRDN, Series 6, 3.66%
               due 8/01/2031 (e)(j)                                      66,400
             Philadelphia, Pennsylvania, Water and Wastewater
               Revenue Refunding Bonds, VRDN (e)(j):
    72,855      3.65% due 6/15/2023                                      72,855
    18,650      Series B, 3.65% due 8/01/2018                            18,650
    12,800   Southcentral General Authority, Pennsylvania, Revenue
               Refunding Bonds (Wellspan Health--York Hospital),
               VRDN, Series A, 3.65% due 6/07/2023 (a)(j)                12,800
    18,000   Temple University of the Commonwealth System of
               Higher Education, Pennsylvania, University Funding
               Obligations, Revenue Refunding Bonds, VRDN, 5%
               due 4/26/2007 (j)                                         18,017
     8,000   Washington County, Pennsylvania, Authority Revenue
               Refunding Bonds (University of Pennsylvania), VRDN,
               3.66% due 7/01/2034 (j)                                    8,000
    10,510   Washington County, Pennsylvania, IDA, Health Care
               Facilities Revenue Bonds (Presbyterian Senior Care),
               VRDN, 3.69% due 1/01/2030 (h)(j)                          10,510


Rhode Island--1.2%

    14,000   Narragansett Bay Commission, Rhode Island,
               Wastewater System Revenue Bonds, ROCS, VRDN,
               Series II-R-780PB, 3.70% due 2/01/2032 (f)(j)(p)          14,000
     5,345   Rhode Island Housing and Mortgage Finance
               Corporation Revenue Bonds, ROCS, VRDN,
               Series II-R-599, 3.71% due 4/01/2033 (j)(p)                5,345
             Rhode Island State and Providence Plantations, GO:
    26,035      FLOATS, VRDN, Series 568, 3.69%
                due 9/01/2017 (f)(j)                                     26,035
    15,855      FLOATS, VRDN, Series 720, 3.69%
                due 11/01/2022 (b)(j)                                    15,855
    48,225      TAN, 4.25% due 6/29/2007                                 48,313
    13,700   Rhode Island State Health and Educational Building
               Corporation, Higher Education Facilities Revenue
               Bonds (Brown University), VRDN, Series A, 3.60%
               due 5/01/2035 (j)                                         13,700


South Carolina--1.8%

    12,195   ABN AMRO MuniTops Certificates Trust, Lexington
               County, South Carolina, GO, VRDN, Series 2001-37,
               3.70% due 2/01/2010 (b)(j)                                12,195
     6,235   BNP Paribas STARS Certificates, Spartanburg,
               South Carolina, Waterworks Revenue Refunding
               Bonds, VRDN, Series 2007-012, 3.70%
               due 6/01/2028 (e)(j)                                       6,235
     9,080   Bank of America MACON Trust, South Carolina Jobs
               EDA, Revenue Bonds, VRDN, Series 2007-303, 3.71%
               due 2/01/2012 (j)                                          9,080
             Berkeley County, South Carolina, Exempt Facilities,
               Industrial Revenue Bonds (Amoco Chemical Company
               Project), VRDN, AMT (j):
    25,400      3.70% due 4/01/2028                                      25,400
    11,260      3.70% due 5/01/2038                                      11,260
     3,685   Charleston Educational Excellence Financing
               Corporation, South Carolina, ROCS, VRDN,
               Series II-R-515, 3.71% due 12/01/2030 (j)(k)(p)            3,685



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

      Face
    Amount   Municipal Bonds                                              Value

South Carolina (concluded)

  $ 11,500   Eagle Tax-Exempt Trust, South Carolina State Public
               Service Authority, Revenue Bonds, VRDN,
               Series 2006-0007, Class A, 3.72%
               due 1/01/2036 (f)(j)                                  $   11,500
     9,500   Eagle Tax-Exempt Trust, South Carolina State Public
               Service Authority, Revenue Refunding Bonds,
               VRDN, Series 2006-0019, Class A, 3.72%
               due 1/01/2039 (f)(j)                                       9,500
     6,380   Florence County, South Carolina, Solid Waste Disposal
               and Wastewater Treatment Revenue Bonds (Roche
               Carolina, Inc. Project), VRDN, AMT, 3.70%
               due 4/01/2027 (j)                                          6,380
             Greenville Hospital System, South Carolina, Hospital
               Facilities Revenue Bonds, VRDN (a)(j):
    23,700      Series A, 3.65% due 5/01/2035                            23,700
    22,750      Series B, 3.65% due 5/01/2035                            22,750
     8,035   Medical University Hospital Authority, South Carolina,
               Hospital Facilities, Revenue Refunding Bonds, VRDN,
               Series A-5, 3.70% due 8/15/2027 (f)(j)(l)                  8,035
             South Carolina Housing Finance and Development
               Authority, Mortgage Revenue Bonds, AMT (j)(p):
     5,295      PUTTERS, VRDN, Series 1388, 3.75%
                due 7/01/2010 (a)                                         5,295
     2,075      ROCS, Series II-R-398, 3.74% due 7/01/2034 (e)            2,075
     6,250   South Carolina Jobs EDA, EDR (Holcim (US) Inc.
               Project), VRDN, AMT, 3.82% due 12/01/2033 (j)              6,250
             South Carolina Transportation Infrastructure Bank
               Revenue Bonds, VRDN (a)(j):
    12,500      FLOATS, Series 728, 3.69% due 10/01/2022                 12,500
     4,185      ROCS, Series II-R-9016, 3.71% due 10/01/2033 (p)          4,185


Tennessee--5.4%

    20,325   Bank of America MACON Trust, Tennessee Energy
               Acquisition Corporation, Gas Revenue Bonds,
               FLOATS, VRDN, Series 2007-3, 3.69%
               due 2/01/2024 (j)                                         20,325
             Blount County, Tennessee, Public Building Authority,
               Local Government Public Improvement Revenue
               Bonds, VRDN (j):
    11,285      Series A-4-A, 3.67% due 6/01/2032                        11,285
     4,175      Series D-1-F, 3.68% due 6/01/2030 (a)                     4,175
    13,600      Series D-3-A, 3.85% due 6/01/2034                        13,600
     2,000      Series D-7-B, 3.68% due 6/01/2031 (n)                     2,000
     4,000      Series D-7-C, 3.68% due 6/01/2032 (n)                     4,000
             Clarksville, Tennessee, Public Building Authority
               Revenue Bonds, Pooled Financing (Tennessee
               Municipal Bond Fund), VRDN (j):
    30,670      3.66% due 11/01/2027                                     30,670
    57,630      3.66% due 6/01/2029                                      57,630
     4,200      3.71% due 7/01/2031                                       4,200
    16,925      3.71% due 7/01/2034                                      16,925
    34,120      3.71% due 11/01/2035                                     34,120
    20,000   Franklin, Tennessee, Public Building Authority, Local
               Government Public Improvement Revenue Bonds,
               VRDN, Series 101-A-1, 3.68% due 6/01/2019 (j)             20,000
     8,100   Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley
               Manufacturing Company Project), VRDN, 3.66%
               due 6/01/2023 (j)                                          8,100
     6,020   Memphis, Tennessee, Health, Educational and
               Housing Facility Board Revenue Bonds (Not-for-Profit
               M/F Program), VRDN, 3.85% due 8/01/2032 (j)                6,020



      Face
    Amount   Municipal Bonds                                              Value

Tennessee (concluded)

             Montgomery County, Tennessee, Public Building
               Authority, Pooled Financing Revenue Bonds
               (Tennessee County Loan Pool), VRDN (j):
  $ 17,000      3.71% due 4/01/2032                                  $   17,000
    51,950      3.71% due 7/01/2034                                      51,950
     9,000      3.71% due 2/01/2036                                       9,000
    34,830   Morgan Keegan Municipal Products, Inc., Tennessee
               HDA, Revenue Bonds, VRDN, AMT, Series C, 3.75%
               due 8/09/2007 (j)                                         34,830
    27,600   Municipal Energy Acquisition Corporation, Tennessee,
               Gas Revenue Bonds, PUTTERS, VRDN, Series 1578,
               3.71% due 2/01/2013 (j)(p)                                27,600
     9,985   Municipal Securities Trust Certificates, Tennessee
               Energy Acquisition Corporation, Revenue Bonds,
               VRDN, Series 2006-276, Class A, 3.70%
               due 8/30/2022 (j)(m)                                       9,985
             Sevier County, Tennessee, Public Building Authority,
               Local Government Public Improvement Revenue
               Bonds, VRDN (j):
    41,550      AMT, Series III-A, 3.73% due 6/01/2028 (a)               41,550
     7,100      Series II-A-1, 3.69% due 6/01/2024 (a)                    7,100
    10,000      Series III-D-2, 3.69% due 6/01/2017 (a)                  10,000
     3,970      Series III-D-6, 3.69% due 6/01/2020 (a)                   3,970
    18,825      Series III-E-1, 3.69% due 6/01/2025                      18,825
    10,000      Series III-E-4, 3.69% due 6/01/2025 (a)                  10,000
     6,000      Series IV-A-4, 3.68% due 6/01/2020 (e)                    6,000
     1,100      Series VI-D-4, 3.68% due 6/01/2025 (a)                    1,100
     5,850      Series VI-F-3, 3.68% due 6/01/2030 (n)                    5,850
     3,620   Sevier County, Tennessee, Public Building Authority,
               Local Government Public Improvement, Revenue
               Refunding Bonds, VRDN, Series II-E-2, 3.69%
               due 6/01/2021 (a)(j)                                       3,620
     4,555   Shelby County, Tennessee, GO, Refunding, ROCS, VRDN,
               Series II-R-3023, 3.71% due 4/01/2020 (f)(j)(p)            4,555
    10,000   Shelby County, Tennessee, Public Improvement
               and Schools, GO, VRDN, Series B, 3.70%
               due 4/01/2030 (j)                                         10,000
    38,290   The Tennergy Corporation, Tennessee, Gas Revenue
               Bonds, PUTTERS, VRDN, Series 1258Q, 3.71%
               due 11/01/2013 (j)(p)                                     38,290


Texas--12.3%

     4,480   Austin, Texas, Water and Wastewater System,
               Revenue Refunding Bonds, ROCS, VRDN,
               Series II-R-6029, 3.71% due 11/15/2024 (a)(j)(p)           4,480
     5,120   BNP Paribas STARS Certificates, San Antonio, Texas,
               Water Revenue Refunding Bonds, VRDN,
               Series 2007-009, 3.70% due 5/15/2037 (b)(j)                5,120
             Bell County, Texas, Health Facilities Development
               Corporation, Hospital Revenue Bonds (Scott & White
               Memorial Hospital), VRDN (f)(j):
       285      Series 2001-1, 3.71% due 8/15/2031                          285
    12,500      Series 2001-2, 3.71% due 8/15/2031                       12,500
     5,625      Series B-2, 3.71% due 8/15/2029                           5,625
    10,000   Brazos River Authority, Texas, Harbor Navigational
               District, Brazoria County Revenue Bonds (BASF
               Corp.), VRDN, AMT, 3.76% due 4/01/2032 (j)                10,000
             Brazos River Harbor Navigation District, Texas,
               Brazoria County Environmental Revenue Bonds
               (Dow Chemical Company), VRDN (j):
     4,200      Series A-2, 3.81% due 5/15/2033                           4,200
     2,400      Series B-1, 3.77% due 5/15/2033                           2,400



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

      Face
    Amount   Municipal Bonds                                              Value

Texas (continued)

  $ 25,000   Brazos River, Texas, Harbor Industrial Development
               Corporation Revenue Bonds (BASF Corporation
               Project), VRDN, AMT, 3.74% due 5/01/2038 (j)         $    25,000
     1,985   Brownsville, Texas, Utility System Revenue Refunding
               Bonds, ROCS, VRDN, Series II-R-4074, 3.71%
               due 9/01/2024 (a)(j)(p)                                    1,985
     3,588   Central Texas Housing Finance Corporation, S/F
               Mortgage Revenue Bonds, VRDN, AMT, Series A,
               5.02% due 7/01/2008 (j)                                    3,588
    10,925   Collin County, Texas, GO, FLOATS, VRDN, Series 42-TP,
               3.69% due 2/15/2026 (j)                                   10,925
     7,270   Corpus Christi, Texas, Business and Job Development
               Corporation, Sales Tax Revenue Refunding Bonds, ROCS,
               VRDN, Series II-R-2001, 3.71% due 9/01/2017 (a)(j)(p)      7,270
     3,705   Corpus Christi, Texas, Utility System Revenue Refunding
               Bonds, ROCS, VRDN, Series II-R-2149, 3.71%
               due 7/15/2024 (e)(j)(p)                                    3,705
     2,555   Cypress-Fairbanks, Texas, Independent School District,
               GO, FLOATS, VRDN, Series 86TP, 3.71%
               due 2/15/2030 (f)(j)                                       2,555
             Dallas-Fort Worth, Texas, International Airport Revenue
               Bonds, VRDN, AMT (j):
     4,407      FLOATS, Series 824, 3.72% due 11/01/2015 (a)              4,408
     7,140      PUTTERS, Series 350, 3.75% due 5/01/2011 (f)(p)           7,140
     2,500      PUTTERS, Series 351, 3.75% due 5/01/2008 (e)(p)           2,500
     4,995      PUTTERS, Series 385, 3.75% due 5/01/2008 (b)(p)           4,995
     3,000      ROCS, Series II-R-268, 3.74% due 11/01/2033 (f)(p)        3,000
     3,425   Dallas-Fort Worth, Texas, International Airport Revenue
               Refunding Bonds, PUTTERS, AMT, Series 1019, 3.75%
               due 5/01/2010 (b)(j)(p)                                    3,425
             Dallas-Fort Worth, Texas, Regional Airport Revenue
               Bonds, MSTR, VRDN, AMT (f)(j)(p):
    25,300      Series SGB-49, 3.72% due 11/01/2023                      25,300
     9,495      Series SGB-52, 3.74% due 11/01/2017                       9,495
    23,885   Dallas-Fort Worth, Texas, Regional Airport Revenue
               Refunding Bonds, MSTR, VRDN, AMT, Series SGB-46,
               3.74% due 11/01/2020 (f)(j)(p)                            23,885
     2,810   Dallas, Texas, Area Rapid Transit Revenue Refunding
               Bonds, ROCS, VRDN, Series II-R-2078, 3.71%
               due 12/01/2022 (a)(j)(p)                                   2,810
     2,500   Denton, Texas, Independent School District, GO, VRDN,
               Series 2005-A, 3.68% due 8/01/2035 (j)                     2,500
     8,435   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas,
               International Airport Revenue Bonds, AMT, VRDN,
               Series 2003-0020, Class A, 3.74%
               due 11/01/2032 (a)(j)                                      8,435
     6,000   Eagle Tax-Exempt Trust, Dallas, Texas, VRDN,
               Series 01, Class 4310, 3.72% due 12/01/2026 (a)(j)         6,000
    13,200   Eagle Tax-Exempt Trust, Houston, Texas, Airport
               System Revenue Refunding Bonds, VRDN,
               Series 2006-0123, Class A, 3.72%
               due 7/01/2032 (e)(j)                                      13,200
     4,915   Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN,
               Series 01, Class 4311, 3.72% due 8/15/2026 (j)             4,915
    14,500   Eagle Tax-Exempt Trust, San Antonio, Texas, Water
               Revenue Refunding Bonds, VRDN, Series 2006-0005,
               Class A, 3.72% due 5/15/2040 (f)(j)                       14,500
             Eagle Tax-Exempt Trust, Texas State, GO, VRDN,
               Class A (j):
     7,200      Series 2006-0125, 3.72% due 4/01/2033                     7,200
    23,100      Series 2006-0126, 3.72% due 4/01/2035                    23,100



      Face
    Amount   Municipal Bonds                                              Value

Texas (continued)

  $  3,200   Ector County, Texas Independent School District,
               GO, Refunding, PUTTERS, VRDN, Series 1707,
               3.70% due 2/15/2015 (j)(p)                            $    3,200
     4,500   Fort Bend County, Texas, GO, MSTR, VRDN,
               SGB-46-A, 3.70% due 3/01/2032 (f)(j)(p)                    4,500
    12,250   Galena Park, Texas, Independent School District,
               GO, Refunding, FLOATS, VRDN, Series SG-153,
               3.68% due 8/15/2023 (j)                                   12,250
     5,300   Grapevine, Texas, Industrial Development Corporation,
               Airport Revenue Refunding Bonds (Southern Air
               Transport), VRDN, 3.72% due 3/01/2010 (j)                  5,300
    14,150   Gulf Coast Waste Disposal Authority, Texas,
               Environmental Facilities Revenue Bonds (BP Amoco
               Chemical Company Project), VRDN, AMT, Series B,
               3.70% due 9/01/2038 (j)                                   14,150
             Gulf Coast Waste Disposal Authority, Texas,
               Environmental Facilities Revenue Refunding Bonds,
               VRDN, AMT (j):
    19,000      (American Aeryl LP Project), 3.73%
                due 5/01/2038                                            19,000
     4,300      (BP Products North America Project), 3.70%
                due 7/01/2036                                             4,300
     5,000   Gulf Coast Waste Disposal Authority, Texas, PCR
               (Amoco Oil Company Project), VRDN, AMT, 3.70%
               due 5/01/2023 (j)                                          5,000
             Gulf Coast Waste Disposal Authority, Texas, Revenue
               Bonds, VRDN, AMT (j):
     2,200      (Air Products Project), 3.75% due 12/01/2039              2,200
     2,500      (Waste Management, Inc.), Series A, 3.71%
                due 4/01/2019                                             2,500
    21,300   Gulf Coast Waste Disposal Authority, Texas, Revenue
               Refunding Bonds (Amoco Oil Company Project),
               VRDN, AMT, 3.70% due 8/01/2023 (j)                        21,300
    11,095   Harris County-Houston, Texas, Sports Authority, Special
               Revenue Refunding Bonds, TOCS, VRDN, Series Z-3,
               3.71% due 11/15/2025 (f)(j)(p)                            11,095
     9,360   Harris County, Texas, Flood Control District, GO,
               PUTTERS, VRDN, Series 1634Q, 3.72%
               due 10/01/2014 (j)(p)                                      9,360
             Harris County, Texas, Health Facilities Development
               Corporation, Revenue Refunding Bonds, VRDN (j):
    83,200      (Methodist Hospital System), Series A, 3.71%
                due 12/01/2032                                           83,200
    14,000      (Saint Luke's Episcopal Hospital), Series A, 3.70%
                due 2/15/2032 (b)                                        14,000
     2,090      (Saint Luke's Episcopal Hospital), Series B, 3.71%
                due 2/15/2031                                             2,090
    31,350   Harris County, Texas, Industrial Development Corporation,
               Solid Waste Disposal Revenue Bonds (Deer Park
               Limited Partnership), VRDN, AMT, 3.79%
               due 2/01/2023 (j)                                         31,350
    10,190   Harris County, Texas, Revenue Refunding Bonds, ROCS,
               VRDN, Series II-R-1030, 3.71% due 8/15/2017 (e)(j)(p)     10,190
    29,675   Houston, Texas, Independent School District, GO, VRDN,
               3.63% due 6/15/2007 (j)                                   29,675
             Houston, Texas, Utility System Revenue Refunding
               Bonds, VRDN (e)(j)(p):
     5,345      ROCS, Series II-R-4063, 3.71% due 5/15/2021               5,345
     6,000      TOCS, Series A, 3.69% due 5/25/2012                       6,000



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

      Face
    Amount   Municipal Bonds                                              Value

Texas (continued)

             Houston, Texas, Water and Sewer Enterprise, CP:
  $  5,000      3.70% due 6/19/2007                                  $    5,000
    15,000      3.70% due 6/21/2007                                      15,000
     3,275   Houston, Texas, Water and Sewer Enterprise, Revenue
               Refunding Bonds, ROCS, VRDN, Series II-R-787, 3.72%
               due 12/01/2028 (e)(j)(p)                                   3,275
     5,345   Houston, Texas, Water and Sewer System, Revenue
               Refunding Bonds, ROCS, VRDN, Series II-R-630,
               3.72% due 12/01/2020 (e)(j)(p)                             5,345
     4,950   Lewisville, Texas, Independent School District, GO,
               Refunding, PUTTERS, VRDN, Series 701, 3.70%
               due 8/15/2010 (b)(j)(p)                                    4,950
    10,395   Municipal Securities Trust Certificates, Austin, Texas,
               Water Revenue Refunding Bonds, VRDN,
               Series 2001-134, Class A, 3.70% due 5/15/2010 (e)(j)      10,395
     8,620   Municipal Securities Trust Certificates, Houston, Texas,
               Independent School District, GO, Refunding, VRDN,
               Series 233, Class A, 3.71% due 1/09/2014 (j)               8,620
     3,000   Municipal Securities Trust Certificates, San Antonio,
               Texas, Water Revenue Refunding Bonds, VRDN,
               Series SGB 66, 3.70% due 5/15/2037 (b)(j)                  3,000
    32,000   North Central Texas, Health Facility Development
               Corporation, CP, 3.55% due 4/05/2007                      32,000
     8,445   North Texas Municipal Water District, Texas, Water
               System Revenue Bonds, ROCS, VRDN,
               Series II-R-593PB, 3.70% due 9/01/2035 (f)(j)(p)           8,445
     3,385   Plano, Texas, Independent School District, GO, PUTTERS,
               VRDN, Series 1428, 3.71% due 8/15/2010 (j)(p)              3,385
    17,335   Port Arthur, Texas, Navigation District, Environmental
               Facilities Revenue Refunding Bonds (Motiva
               Enterprises Project), VRDN, AMT, 3.80%
               due 12/01/2027 (j)                                        17,335
             Port Arthur, Texas, Navigation District, Industrial
               Development Corporation, Exempt Facilities
               Revenue Bonds (Air Products and Chemicals
               Project), VRDN, AMT (j):
    10,000      3.75% due 4/01/2036                                      10,000
     8,400      3.72% due 5/01/2040                                       8,400
             Port Arthur, Texas, Navigation District Revenue
               Bonds, VRDN, AMT (j):
    20,000      (BASF Corporation Project), 3.76% due 4/01/2033          20,000
    16,000      (Fina Oil and Chemical Company Project), 3.71%
                due 5/01/2033                                            16,000
    10,000      Multi-Mode (Atofina Petrochemicals), Series B,
                3.88% due 4/01/2027                                      10,000
    12,500   Port of Corpus Christi Authority, Texas, Nueces County
               Solid Waste Disposal Revenue Bonds (Flint Hills
               Resources LP Project), VRDN, AMT (j)                      12,500
    50,000   Port of Corpus Christi Authority, Texas, Nueces County
               Solid Waste Disposal, Revenue Refunding Bonds
               (Flint Hills Resources LP Project), VRDN, AMT,
               Series A, 3.95% due 7/01/2029 (j)                         50,000
     1,800   San Antonio, Texas, Independent School District,
               GO, Refunding, PUTTERS, VRDN, Series 1726, 3.70%
               due 8/15/2014 (j)(p)                                       1,800
     4,135   Socorro, Texas, Independent School District, GO,
               ROCS, VRDN, Series II-R-2222, 3.71%
               due 8/15/2022 (j)(p)                                       4,135
    25,000   Texas Municipal Power Agency, CP, 3.64%
               due 7/09/2007                                             25,000



      Face
    Amount   Municipal Bonds                                              Value

Texas (concluded)

  $  6,870   Texas Municipal Power Agency, Revenue Refunding
               Bonds, PUTTERS, VRDN, Series 1323, 3.72%
               due 3/01/2014 (f)(j)(p)                               $    6,870
             Texas State Affordable Housing Corporation, M/F
               Housing Revenue Bonds, FLOATS, VRDN (f)(j):
    17,653      Series 11, 3.69% due 3/01/2032                           17,653
    43,400      Series 12TP, 3.69% due 3/01/2032                         43,400
    10,000   Texas State Affordable Housing Corporation, S/F
               Mortgage Revenue Bonds (Professional Educator
               Home Loan Program), VRDN, AMT, Series A-2, 3.75%
               due 3/10/2008 (j)                                         10,000
    14,000   Texas State, CP, 3.63% due 5/10/2007                        14,000
    40,000   Texas State, GO, PUTTERS, VRDN, Series 1521, 3.70%
               due 10/01/2014 (j)(p)                                     40,000
             Texas State, GO, Refunding, VRDN, AMT, 3.93%
    54,160     due 7/02/2007 (j)                                         54,160
   172,055   Texas State, TRAN, 4.50% due 8/31/2007                     172,714
    23,800   Texas State Transportation Commission, First Tier
               Revenue Bonds, VRDN, Series B, 3.66%
               due 4/01/2026 (j)                                         23,800
    13,435   Texas State Transportation Commission, GO, ROCS,
               VRDN, Series II-R-4083, 3.71% due 4/01/2035 (j)(p)        13,435
     5,390   Texas State University, System Financing Revenue
               Refunding Bonds, ROCS, VRDN, Series II-R-1011,
               3.71% due 3/15/2019 (e)(j)(p)                              5,390
     4,093   Travis County, Texas, Housing Finance Corporation,
               S/F Mortgage Revenue Bonds, VRDN, Series 2001-1,
               3.91% due 5/01/2007 (j)                                    4,093
     3,984   Victoria County, Texas, Hospital Revenue Refunding
               Bonds, FLOATS, VRDN, Series 959, 3.69%
               due 1/01/2016 (a)(j)                                       3,984
     2,265   Wichita Falls, Texas, Water and Sewer Revenue
               Refunding Bonds, PUTTERS, VRDN, Series 1713,
               3.72% due 8/01/2014 (b)(j)(p)                              2,265


Utah--1.4%

     6,500   Emery County, Utah, PCR, Refunding (PacifiCorp
               Projects), VRDN, 3.71% due 11/01/2024 (a)(j)               6,500
             Intermountain Power Agency, Utah, Power Supply
               Revenue Bonds, VRDN (a)(j):
    10,000      Series F, 3.64% due 7/01/2015                            10,000
     5,900      Series F, 3.55% due 7/01/2018                             5,900
    10,000   Intermountain Power Agency, Utah, Power Supply,
               Revenue Refunding Bonds, VRDN, Series E, 3.54%
               due 7/01/2018 (a)(j)                                      10,000
             Murray City, Utah, Hospital Revenue Bonds (IHC
               Health Services, Inc.), VRDN (j):
    34,300      Series A, 3.66% due 5/15/2036                            34,300
     6,000      Series A, 3.71% due 5/15/2037                             6,000
    20,700      Series D, 3.70% due 5/15/2036                            20,700
             Utah Transit Authority, Sales Tax Revenue Bonds,
               VRDN (e)(j)(p):
     5,675      PUTTERS, Series 1107B, 3.71% due 12/15/2013               5,675
     3,195      ROCS, Series II-R-609PB, 3.70% due 6/15/2032              3,195
     8,300   Utah Water Finance Agency, Tender Option Revenue
               Bonds, VRDN, Series A-9, 3.70%
               due 7/01/2034 (a)(j)                                       8,300
    30,820   Weber County, Utah, Hospital Revenue Bonds (IHC
               Health Services), VRDN, Series C, 3.71%
               due 2/15/2035 (j)                                         30,820



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Schedule of Investments (continued)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

      Face
    Amount   Municipal Bonds                                              Value

Vermont--0.1%

  $  1,525   Vermont HFA, S/F Revenue Bonds, VRDN, AMT,
               Series 16 A, 3.78% due 5/01/2032 (e)(j)               $    1,525
     8,000   Vermont State Student Assistance Corporation,
               Student Loan Revenue Bonds, FLOATS, VRDN,
               3.76% due 1/01/2008 (j)                                    8,000


Virginia--0.7%

    15,460   Clipper Tax-Exempt Certificates Trust, Virginia
               Commonwealth Transportation Board Revenue Bonds,
               VRDN, Series 2007-7, 3.70% due 5/01/2015 (j)(m)           15,460
     6,055   Eagle Tax-Exempt Trust, Richmond, Virginia, Public
               Utilities Revenue Bonds, VRDN, Series 2006-0050,
               Class A, 3.72% due 1/15/2035 (e)(j)                        6,055
     6,300   Henrico County, Virginia, Water and Sewer Revenue
               Bonds, ROCS, VRDN, Series II-R-753 PB, 3.70%
               due 5/01/2031 (f)(j)(p)                                    6,300
     6,570   Morgan Keegan Municipal Products, Inc., Virginia State,
               HDA, VRDN, Series E, 3.69% due 12/01/2010 (j)              6,570
             Norfolk, Virginia, CP:
    20,000      3.65% due 5/04/2007                                      20,000
    15,000      3.66% due 5/08/2007                                      15,000
     3,000   Virginia State, HDA, Revenue Bonds, MERLOTS, VRDN,
               AMT, Series B-19, 3.74% due 4/01/2033 (j)(p)               3,000


Washington--2.9%

    12,590   Central Puget Sound, Washington, Regional Transit
               Authority, Sales and Use Tax Revenue Bonds, ROCS,
               VRDN Series II-R-7510, 3.71% due 11/01/2023 (a)(j)(p)     12,590
    22,900   Clark County, Washington, Public Utility District
               Number 001, Generating System Revenue Refunding
               Bonds, MSTR, VRDN, Series SGA-118, 3.72%
               due 1/01/2025 (e)(j)(p)                                   22,900
     3,000   Eagle Tax-Exempt Trust, Bellevue, Washington, GO,
               Refunding, VRDN, Series 2004-1011, Class A, 3.72%
               due 12/01/2043 (f)(j)                                      3,000
    19,000   Energy Northwest, Washington, Electric Revenue
               Refunding Bonds (Project Number 3), VRDN,
               Series D-3-1, 3.65% due 7/01/2018 (e)(j)                  19,000
     8,860   Grant County, Washington, Public Utility District Number
               002, Electric Revenue Refunding Bonds, ROCS, VRDN,
               Series II-R-2039, 3.71% due 1/01/2019 (e)(j)(p)            8,860
     5,200   King County, Washington, School District Number 410,
               Snoqualmie Valley, GO, ROCS, VRDN, Series II-R-4513,
               3.71% due 12/01/2020 (e)(j)(p)                             5,200
     3,700   King County, Washington, Sewer Revenue Bonds, VRDN,
               Junior Lien, Series B, 3.65% due 1/01/2036 (f)(j)          3,700
    14,745   King County, Washington, Sewer Revenue Refunding
               Bonds, FLOATS, VRDN, Series 554, 3.69%
               due 7/01/2009 (b)(j)                                      14,745
     2,255   Lewis County, Washington, Public Utility District
               Number 001, Cowlitz Falls Hydroelectric Revenue
               Refunding Bonds, VRDN, Series II-R-4026, 3.71%
               due 10/01/2023 (f)(j)                                      2,255
    14,070   Municipal Securities Trust Certificates, Washington
               State Motor Vehicle Fuel Tax, GO, VRDN,
               Series 2001-112, Class A, 3.72% due 1/07/2021 (j)         14,070
     4,925   Port of Seattle, Washington, Revenue Bonds, MERLOTS,
               VRDN, AMT, Series B04, 3.74% due 9/01/2015 (b)(j)(p)       4,925
    30,000   Port of Tacoma, Washington, Subordinate Lien Revenue
               Bonds, VRDN, AMT, 3.77% due 12/01/2036 (j)(n)             30,000
     4,925   Seattle, Washington, Water System Revenue
               Refunding Bonds, ROCS, VRDN, Series II-R-4006,
               3.71% due 9/01/2022 (f)(j)(p)                              4,925



      Face
    Amount   Municipal Bonds                                              Value

Washington (concluded)

  $  3,450   Spokane County, Washington, Spokane School
               District Number 081, GO, ROCS, VRDN,
               Series II-R-4000, 3.71% due 12/01/2019 (e)(j)(p)      $    3,450
     5,575   Tacoma, Washington, Convention Center and Parking
               Revenue Bonds, ROCS, VRDN, Series II-R-2144,
               3.71% due 12/01/2022 (f)(j)(p)                             5,575
    13,930   Tacoma, Washington, Water Revenue Refunding
               Bonds, FLOATS, VRDN, Series 555, 3.69%
               due 12/01/2009 (b)(j)                                     13,930
             Washington State, GO, PUTTERS, VRDN (j)(p):
    15,075      Series 333, 3.71% due 12/01/2014 (f)                     15,075
     9,545      Series 1312, 3.70% due 1/01/2013 (e)                      9,545
    11,785      Series 1422, 3.70% due 7/01/2014 (e)                     11,785
             Washington State, GO, ROCS, VRDN (j)(p):
     4,180      Series II-R-4082, 3.71% due 7/01/2023 (e)                 4,180
    10,350      Series II-R-6061, 3.71% due 1/01/2022 (a)                10,350
     4,375      Series II-R-7035, 3.71% due 7/01/2024 (e)                 4,375
     2,560   Washington State, GO, Refunding, PUTTERS, VRDN,
               Series 1399, 3.70% due 1/01/2013 (a)(j)(p)                 2,560
     2,480   Washington State Health Care Facilities Authority
               Revenue Bonds, ROCS, VRDN, Series II-R-669,
               3.72% due 12/01/2036 (h)(j)(p)                             2,480
     6,400   Washington State Housing Finance Commission, M/F
               Housing Revenue Bonds (Arbors on the Park Project),
               VRDN, AMT, 3.74% due 10/01/2024 (j)                        6,400
    30,400   Washington State Housing Finance Commission,
               Nonprofit Housing Revenue Bonds (Mirabella Project),
               VRDN, Series A, 3.72% due 3/01/2036 (j)                   30,400
     3,000   Washington State Housing Finance Commission,
               Nonprofit Revenue Bonds (Eastside Catholic School),
               VRDN, Series B, 3.69% due 7/01/2038 (j)                    3,000
    13,900   Washington State Public Power Supply Systems,
               Electric Revenue Refunding Bonds (Project Number 3),
               VRDN, Series 3-A, 3.65% due 7/01/2018 (f)(j)              13,900
             Washington State University Revenue Bonds,
                VRDN (a)(j):
    10,590      FLOATS, Series 1406, 3.69% due 10/01/2036                10,590
     2,105      ROCS, Series II-R-595PB, 3.70% due 10/01/2031 (p)         2,105


West Virginia--0.2%

    10,695   ABN AMRO MuniTops Certificates Trust, West Virginia
               State, GO, VRDN, Series 2000-12, 3.68%
               due 6/04/2008 (f)(j)                                      10,695
     9,900   Eagle Tax-Exempt Trust, West Virginia Higher Education
               Policy Commission, Revenue Refunding Bonds,
               Series 2005-0018, Class A, 3.72%
               due 4/01/2034 (b)(j)                                       9,900


Wisconsin--1.9%

     1,995   Hartland, Wisconsin, IDR (Commercial Communications,
               Inc. Project), VRDN, AMT, 4% due 8/01/2009 (j)             1,995
     2,000   Lehman Municipal Trust Receipts, Wisconsin, GO,
               Refunding, FLOATS, VRDN, AMT, Series 2006-K40,
               3.75% due 5/01/2031 (f)(j)                                 2,000
     2,670   Manitowoc, Wisconsin, Electric Revenue Bonds, ROCS,
               VRDN, Series II-R-2177, 3.71% due 10/01/2024 (b)(j)(p)     2,670
     3,100   Menomonee Falls, Wisconsin, TRAN, 4.25%
               due 8/24/2007                                              3,107
    17,600   Oconomiwoc, Wisconsin, Area School District, GO,
               BAN, 3.75% due 11/30/2007                                 17,606



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Schedule of Investments (concluded)                     Master Tax-Exempt Trust

                                                                 (in Thousands)

      Face
    Amount   Municipal Bonds                                              Value

Wisconsin (concluded)

  $ 42,600   Racine, Wisconsin, Unified School District, TRAN,
               4.50% due 7/13/2007                                    $  42,690
             Wisconsin Housing and Economic Development
               Authority, Home Ownership Revenue Refunding
               Bonds, VRDN, AMT (j):
    20,000      Series A, 3.72% due 9/01/2022                            20,000
    24,125      Series A, 3.72% due 3/01/2035                            24,125
     5,970   Wisconsin Public Power Inc., Power Supply System
               Revenue Bonds, PUTTERS, VRDN, Series 1150,
               3.70% due 7/01/2013 (a)(j)(p)                              5,970
             Wisconsin State, GO, CP:
     5,855      3.65% due 4/02/2007                                       5,855
    25,000      3.65% due 5/03/2007                                      25,000
    20,000      3.63% due 5/04/2007                                      20,000
    20,000      3.66% due 6/06/2007                                      20,000



      Face
    Amount   Municipal Bonds                                              Value

Wyoming--1.5%

  $150,000   Wyoming State Education Fund, TRAN, Series A,
               4.50% due 6/27/2007                                  $   150,285


Puerto Rico--0.3%

    10,000   Puerto Rico Commonwealth Aqueduct and Sewer
               Authority Revenue Bonds, ROCS, VRDN,
               Series II-R-709CE, 3.71% due 12/15/2008 (j)(p)            10,000
     3,153   Puerto Rico Commonwealth Infrastructure Financing
               Authority, Special Obligation Revenue Bonds, TOCS,
               VRDN, Series Z-6, 3.71% due 6/26/2037 (b)(j)(p)            3,153
    12,800   Puerto Rico Electric Power Authority, Power
               Revenue Bonds, MSTR, VRDN, Series SGA-43,
               3.63% due 7/01/2022 (f)(j)(p)                             12,800

Total Investments (Cost--$10,092,069*)--99.5%                        10,092,069
Other Assets Less Liabilities--0.5%                                      51,469
                                                                    -----------
Net Assets--100.0%                                                  $10,143,538
                                                                    ===========


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) CIFG Insured.

(h) Radian Insured.

(i) FNMA/GNMA Collateralized.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) Assured Guaranty Insured.

(l) FHA Insured.

(m) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(n) XL Capital Insured.

(o) GNMA Collateralized.

(p) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

    See Notes to Financial Statements.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007


Statement of Assets and Liabilities                                                                       Master Tax-Exempt Trust

As of March 31, 2007
Assets

       Investments in unaffiliated securities, at value (identified cost--$10,092,069,243)                       $ 10,092,069,243
       Cash                                                                                                                96,756
       Receivables:
           Interest                                                                           $     72,497,754
           Contributions                                                                               748,766         73,246,520
                                                                                              ----------------
       Prepaid expenses                                                                                                    51,059
                                                                                                                 ----------------
       Total assets                                                                                                10,165,463,578
                                                                                                                 ----------------

Liabilities

       Payables:
           Securities purchased                                                                     20,321,778
           Investment adviser                                                                        1,127,680
           Other affiliates                                                                             87,732         21,537,190
                                                                                              ----------------
       Accrued expenses and other liabilities                                                                             388,479
                                                                                                                 ----------------
       Total liabilities                                                                                               21,925,669
                                                                                                                 ----------------

Net Assets

       Net assets                                                                                                $ 10,143,537,909
                                                                                                                 ================

Net Assets Consist of

       Investors' capital                                                                                        $ 10,143,537,909
                                                                                                                 ----------------
       Net Assets                                                                                                $ 10,143,537,909
                                                                                                                 ================

       See Notes to Financial Statements.





Statement of Operations                                                                    Master Tax-Exempt Trust

For the Year Ended March 31, 2007
Investment Income

       Interest and amortization of premium and discount earned                                                   $   342,023,393

Expenses

       Investment advisory fees                                                               $     12,825,882
       Accounting services                                                                             868,103
       Custodian fees                                                                                  219,780
       Professional fees                                                                                97,453
       Pricing fees                                                                                     77,800
       Trustees' fees and expenses                                                                      54,990
       Printing and shareholder reports                                                                  2,420
       Other                                                                                           132,479
                                                                                              ----------------
       Total expenses                                                                                                  14,278,907
                                                                                                                 ----------------
       Investment income--net                                                                                         327,744,486
                                                                                                                 ----------------

Realized Gain--Net

       Realized gain on investments--net                                                                                  864,981
                                                                                                                 ----------------
       Net Increase in Net Assets Resulting from Operations                                                      $    328,609,467
                                                                                                                 ================

       See Notes to Financial Statements.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007


Statements of Changes in Net Assets                                                                       Master Tax-Exempt Trust

                                                                                                     For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                                   2007              2006
Operations

       Investment income--net                                                                 $    327,744,486   $    247,385,747
       Realized gain (loss)--net                                                                       864,981          (414,731)
                                                                                              ----------------   ----------------
       Net increase in net assets resulting from operations                                        328,609,467        246,971,016
                                                                                              ----------------   ----------------

Capital Transactions

       Proceeds from contributions                                                              61,520,885,054     52,632,134,510
       Fair value of withdrawals                                                              (61,230,693,465)   (53,104,175,686)
                                                                                              ----------------   ----------------
       Net increase (decrease) in net assets derived from capital transactions                     290,191,589      (472,041,176)
                                                                                              ----------------   ----------------

Net Assets

       Total increase (decrease) in net assets                                                     618,801,056      (225,070,160)
       Beginning of year                                                                         9,524,736,853      9,749,807,013
                                                                                              ----------------   ----------------
       End of year                                                                            $ 10,143,537,909   $  9,524,736,853
                                                                                              ================   ================

       See Notes to Financial Statements.



Financial Highlights                                                                                      Master Tax-Exempt Trust

                                                                                                                 For the Period
                                                                                                              February 13, 2003++
The following per share data and ratios have been derived               For the Year Ended March 31,              to March 31,
from information provided in the financial statements.        2007           2006           2005         2004         2003
Total Investment Return

       Total investment return                                  3.45%          2.64%          1.33%           .94%          .68%*
                                                         ============   ============   ============   ============   ============

Ratios to Average Net Assets

       Expenses                                                  .15%           .15%           .15%           .15%          .21%*
                                                         ============   ============   ============   ============   ============
       Investment income and realized
       gain (loss)--net                                         3.44%          2.61%          1.31%           .94%         1.04%*
                                                         ============   ============   ============   ============   ============

Supplemental Data

       Net assets, end of period (in thousands)          $ 10,143,538   $  9,524,737   $  9,749,807   $ 10,252,630   $ 10,591,179
                                                         ============   ============   ============   ============   ============

      * Annualized.

     ++ Commencement of operations.

        See Notes to Financial Statements.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Notes to Financial Statements                           Master Tax-Exempt Trust



1. Significant Accounting Policies:
Master Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. Effective April 2, 2007, securities purchased with a maturity greater than 60 days may be valued at amortized cost. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and un-realized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the trans-actions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Recent accounting pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Trust's financial statements, if any, is currently being assessed.

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Trust's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Trust's financial statements, if any, has not been determined.


2. Investment Advisory Agreement and Transactions with Affiliates:
On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Notes to Financial Statements (concluded)               Master Tax-Exempt Trust


On September 15, 2006, the shareholders of each of the investors approved a new Investment Advisory Agreement for the Trust with BlackRock Advisors, Inc. (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., which was reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new advisory agreement between the Trust and the Manager became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Trust's manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Manager is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the Trust's average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a monthly fee that is a percentage of the management fee paid by the Trust to the Manager.

For the year ended March 31, 2007, the Trust reimbursed FAM and the Manager $102,429 and $87,732, respectively, for certain accounting services.

Prior to September 29, 2006, certain officers and/or trustees of the Trust were officers and/or directors of FAM, PSI, and/or Merrill Lynch.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Report of Independent Registered Public Accounting Firm
                                                        Master Tax-Exempt Trust


To the Investors and Board of Trustees of Master Tax-Exempt Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Tax-Exempt Trust as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Tax-Exempt Trust as of March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey


May 21, 2007



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007


Officers and Trustees

                                                                                                 Number of
                                                                                                 Funds and
                                                                                                 Portfolios in  Other Public
                      Position(s)    Length of                                                   Fund Complex   Directorships
                      Held with      Time                                                        Overseen by    Held by
Name, Address & Age   Fund/Trust     Served     Principal Occupation(s) During Past 5 Years      Trustee        Trustee
Interested Trustee


Robert C. Doll, Jr.*  President      2005 to    Vice Chairman and Director of BlackRock, Inc.,   122 Funds      None
P.O. Box 9011         and            present    Global Chief Investment Officer for Equities,    168 Portfolios
Princeton,            Trustee                   Chairman of the BlackRock Retail Operating
NJ 08543-9011                                   Committee, and member of the BlackRock
Age: 52                                         Executive Committee since 2006; President of
                                                the funds advised by Merrill Lynch Investment
                                                Managers, L.P. ("MLIM") and its affiliates
                                                ("MLIM/FAM-advised funds") from 2005 to
                                                2006 and Chief Investment Officer thereof from
                                                2001 to 2006; President of MLIM and Fund Asset
                                                Management, L.P. ("FAM") from 2001 to 2006;
                                                Co-Head (Americas Region) thereof from 2000
                                                to 2001 and Senior Vice President from 1999 to
                                                2001; President and Director of Princeton Services,
                                                Inc. ("Princeton Services") and President of
                                                Princeton Administrators, L.P. ("Princeton
                                                Administrators") from 2001 to 2006; Chief
                                                Investment Officer of OppenheimerFunds, Inc. in
                                                1999 and Executive Vice President thereof from
                                                1991 to 1999.


 * Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund/Trust
   President, Mr. Doll serves at the pleasure of the Board of Trustees.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007


Officers and Trustees (continued)


                                                                                                 Number of
                                                                                                 Funds and
                                                                                                 Portfolios in  Other Public
                         Position(s) Length of                                                   Fund Complex   Directorships
                         Held with   Time                                                        Overseen by    Held by
Name, Address & Age      Fund/Trust  Served      Principal Occupation(s) During Past 5 Years     Trustee        Trustee
Independent Trustees*


Ronald W. Forbes**       Trustee     1981/2002   Professor Emeritus of Finance, School of        47 Funds       None
P.O. Box 9095                        to present  Business, State University of New York at       49 Portfolios
Princeton,                                       Albany since 2000 and Professor thereof from
NJ 08543-9095                                    1989 to 2000; International Consultant, Urban
Age: 66                                          Institute, Washington, D.C. from 1995 to 1999.


Cynthia A. Montgomery++  Trustee     1994/2002   Professor, Harvard Business School since 1989;  47 Funds       Newell
P.O. Box 9095                        to present  Associate Professor, J.L. Kellogg Graduate      49 Portfolios  Rubbermaid, Inc.
Princeton,                                       School of Management, Northwestern                             (manufacturing)
NJ 08543-9095                                    University from 1985 to 1989; Associate
Age: 54                                          Professor, Graduate School of Business
                                                 Administration, University of Michigan from
                                                 1979 to 1985; Director, Harvard Business
                                                 School Publishing since 2005; Director,
                                                 McLean Hospital since 2005.


Jean Margo Reid          Trustee     2004 to     Self-employed consultant since 2001; Counsel    47 Funds       None
P.O. Box 9095                        present     of Alliance Capital Management (investment      49 Portfolios
Princeton,                                       adviser) in 2000; General Counsel, Director and
NJ 08543-9095                                    Secretary of Sanford C. Bernstein & Co., Inc.
Age: 61                                          (investment adviser/broker-dealer) from 1997 to
                                                 2000; Secretary, Sanford C. Bernstein Fund, Inc.
                                                 from 1994 to 2000; Director and Secretary of
                                                 SCB, Inc. since 1998; Director and Secretary of
                                                 SCB Partners, Inc. since 2000; and Director of
                                                 Covenant House from 2001 to 2004.


Roscoe S. Suddarth       Trustee     2000/2002   President, Middle East Institute, from 1995 to  47 Funds       None
P.O. Box 9095                        to present  2001; Foreign Service Officer, United States    49 Portfolios
Princeton,                                       Foreign Service, from 1961 to 1995 and Career
NJ 08543-9095                                    Minister from 1989 to 1995; Deputy Inspector
Age: 71                                          General, U.S. Department of State, from 1991 to
                                                 1994; U.S. Ambassador to the Hashemite Kingdom
                                                 of Jordan from 1987 to 1990.


Richard R. West          Trustee     1981/2002   Professor of Finance from 1984 to 1995,         47 Funds       Bowne & Co.,
P.O. Box 9095                        to present  Dean from 1984 to 1993 and since 1995           49 Portfolios  Inc. (financial
Princeton,                                       Dean Emeritus of New York University's                         printers);
NJ 08543-9095                                    Leonard N. Stern School of Business                            Vornado Realty
Age: 69                                          Administration.                                                Trust (real
                                                                                                                estate company);
                                                                                                                Alexander's, Inc.
                                                                                                                (real estate
                                                                                                                company)


  * Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

 ** Chairman of the Board of Trustees and the Audit Committee.

 ++ Chair of the Nominating Committee.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007


Officers and Trustees (concluded)



                      Position(s)    Length of
                      Held with      Time
Name, Address & Age   Fund/Trust     Served      Principal Occupation(s) During Past 5 Years
Fund Officers*


Donald C. Burke       Vice           1993/2002   Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill
P.O. Box 9011         President      to present  Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM")
Princeton,            and            and         in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer
NJ 08543-9011         Treasurer      1999 to     thereof from 1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
Age: 46                              present


John M. Loffredo      Senior         2002 to     Managing Director of BlackRock, Inc. since 2006; Managing Director Tax-Exempt
P.O. Box 9011         Vice           present     Fund Management) of MLIM from 2000 to 2006; Director of MLIM from 1997
Princeton,            President                  to 2000.
NJ 08543-9011
Age: 43


Peter J. Hayes        Vice           1989/2002   Managing Director of BlackRock, Inc. since 2006; Managing Director (Tax-Exempt
P.O. Box 9011         President      to present  Fund Management) of MLIM from 2000 to 2006; Director of MLIM from 1997
Princeton,                                       to 2000; Vice President of MLIM from 1988 to 1997.
NJ 08543-9011
Age: 47


Jeffrey Hiller        Fund/Trust     2004 to     Managing Director of BlackRock, Inc. and Fund Chief Compliance Officer since
P.O. Box 9011         Chief          present     2006; Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice
Princeton,            Compliance                 President and Chief Compliance Officer of MLIM (Americas Region) from 2004 to
NJ 08543-9011         Officer                    2006; Chief Compliance Officer of the IQ Funds since 2004; Global Director of
Age: 55                                          Compliance at Morgan Stanley Investment Management from 2002 to 2004; Managing
                                                 Director and Global Director of Compliance at Citigroup Asset Management from
                                                 2000 to 2002; Chief Compliance Officer at Soros Fund Management in 2000; Chief
                                                 Compliance Officer at Prudential Financial from 1995 to 2000; Senior Counsel in the Securities and Exchange Commission's Division of Enforcement in Washington,
                                                 D.C. from 1990 to 1995.


Alice A. Pellegrino   Secretary      2004 to     Director of BlackRock, Inc. since 2006; Director (Legal Advisory) of MLIM from
P.O. Box 9011                        present     2002 to 2006; Vice President of MLIM from 1999 to 2002; Attorney associated with
Princeton,                                       MLIM from 1997 to 1999; Secretary of MLIM, FAM, FAM Distributors, Inc. and
NJ 08543-9011                                    Princeton Services from 2004 to 2006.
Age: 47


 * Officers of the Fund/Trust serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

 * For inquiries regarding your CMA account, call 800-CMA-INFO (800-262-4636).


Effective January 1, 2007, Edward D. Zinbarg retired as a Trustee of BlackRock CMA Tax-Exempt Fund and Master Tax-Exempt Trust. The Fund's/Trust's Board of Trustees wishes Mr. Zinbarg well in his retirement.


Effective April 13, 2007, Jeffrey Hiller resigned his position as Chief Compliance Officer of the Fund/Trust. Also effective April 13, 2007, Karen Clark was appointed Chief Compliance Officer of the Fund/Trust. Ms. Clark has been a Managing Director of BlackRock, Inc. since 2007. She was a Director thereof from 2005 to 2007. Prior to that, Ms. Clark was a principal and senior compliance officer at State Street Global Advisors from 2001 to 2005. Ms. Clark was a principal consultant with PricewaterhouseCoopers, LLP from 1998 to 2001. From 1993 to 1998, Ms. Clark was Branch Chief, Division of Investment Management and Office of Compliance Inspections and Examinations, with the U.S. Securities and Exchange Commission.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Electronic Delivery


Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.


BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



CMA TAX-EXEMPT FUND                                              MARCH 31, 2007



Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and
           (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg (retired as of December 31, 2006).

Item 4 -   Principal Accountant Fees and Services

           CMA Tax-Exempt Fund
           (a) Audit Fees -     Fiscal Year Ending March 31, 2007 - $6,600
                                Fiscal Year Ending March 31, 2006 - $6,600

           (b) Audit-Related Fees -
                                Fiscal Year Ending March 31, 2007 - $0
                                Fiscal Year Ending March 31, 2006 - $0

           (c) Tax Fees -       Fiscal Year Ending March 31, 2007 - $6,100
                                Fiscal Year Ending March 31, 2006 - $6,000

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees - Fiscal Year Ending March 31, 2007 - $0
                                Fiscal Year Ending March 31, 2006 - $0

           Master Tax-Exempt Trust
           (a) Audit Fees -     Fiscal Year Ending March 31, 2007 - $35,500
                                Fiscal Year Ending March 31, 2006 - $35,500

           (b) Audit-Related Fees -
                                Fiscal Year Ending March 31, 2007 - $0
                                Fiscal Year Ending March 31, 2006 - $0

           (c) Tax Fees -       Fiscal Year Ending March 31, 2007 - $6,800
                                Fiscal Year Ending March 31, 2006 - $6,800

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees - Fiscal Year Ending March 31, 2007 - $0
                                Fiscal Year Ending March 31, 2006 - $0

           (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

           (e)(2)  0%

           (f) Not Applicable

           (g) Fiscal Year Ended March 31, 2007 - $3,016,200
               Fiscal Year Ended March 31, 2006 - $3,754,550

           (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           Regulation S-X Rule 2-01(c)(7)(ii) - $1,739,500, 0%

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
           (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Tax-Exempt Fund and Master Tax-Exempt Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: May 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: May 21, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: May 21, 2007